Schedule of Investments (unaudited) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
AAR Corp.(a)	3,412	$202,536
AeroVironment, Inc.(a)	2,621	300,524
AerSale Corp.(a)(b)	2,489	38,057
Archer Aviation, Inc., Class A(a)(b)	15,930	75,668
Astronics Corp.(a)	3,103	47,569
Axon Enterprise, Inc.(a)	6,911	1,413,230
BWX Technologies, Inc.	9,133	678,399
Cadre Holdings, Inc.	1,840	51,612
Curtiss-Wright Corp.	3,749	745,339
Ducommun, Inc.(a)(b)	1,407	67,311
Eve Holding, Inc.	1,499	11,243
Hexcel Corp.	8,337	516,227
Huntington Ingalls Industries, Inc.	3,943	866,750
Kaman Corp.	3,136	58,361
Kratos Defense & Security Solutions, Inc.(a)	12,749	217,370
Leonardo DRS, Inc.(a)(b)	5,138	97,982
Mercury Systems, Inc.(a)	4,806	172,920
Moog, Inc., Class A	2,800	324,940
National Presto Industries, Inc.	538	40,216
Park Aerospace Corp.	1,544	22,666
Redwire Corp.(a)(b)	1,269	3,401
Rocket Lab USA, Inc.(a)	27,094	114,608
Spirit AeroSystems Holdings, Inc., Class A	10,469	236,599
Terran Orbital Corp.(a)(b)	14,997	11,981
Textron, Inc.	19,847	1,508,372
Triumph Group, Inc.(a)	5,890	43,939
V2X, Inc.(a)	1,049	53,572
Virgin Galactic Holdings, Inc.(a)(b)	27,030	40,004
Woodward, Inc.	5,844	728,747

		8,690,143

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(a)(b)	5,870	114,876
Forward Air Corp.	2,542	163,730
GXO Logistics, Inc.(a)	11,592	585,512
Hub Group, Inc., Class A(a)	3,212	220,825
Radiant Logistics, Inc.(a)	4,349	25,485

		1,110,428

Automobile Components — 1.1%
Adient PLC(a)	9,301	313,351
American Axle & Manufacturing Holdings, Inc.(a)	11,604	78,327
Atmus Filtration Technologies, Inc.(a)	1,603	30,072
BorgWarner, Inc.	23,334	861,025
Cooper-Standard Holdings, Inc.(a)	1,653	20,530
Dana, Inc.	12,757	146,450
Dorman Products, Inc.(a)	2,684	166,891
Fox Factory Holding Corp.(a)(b)	4,230	344,618
Gentex Corp.	23,458	672,775
Gentherm, Inc.(a)	3,137	126,170
Goodyear Tire & Rubber Co.(a)	27,086	322,323
Holley, Inc.(a)	4,184	17,782
LCI Industries	2,421	262,654
Lear Corp.	5,921	768,309
Luminar Technologies, Inc., Class A(a)(b)	27,298	86,535
Modine Manufacturing Co.(a)	5,109	201,806
Patrick Industries, Inc.	2,163	162,550
Phinia, Inc.	4,676	121,015
QuantumScape Corp., Class A(a)(b)	29,509	154,037
Solid Power, Inc., Class A(a)(b)	18,846	24,877
Standard Motor Products, Inc.	1,917	66,961

Security	Shares	Value

Automobile Components (continued)
Stoneridge, Inc.(a)	2,287	$37,210
Visteon Corp.(a)	2,757	317,413
XPEL, Inc.(a)	2,220	102,786

		5,406,467

Automobiles — 0.2%
Fisker, Inc., Class A(a)(b)	20,403	91,813
Harley-Davidson, Inc.	13,173	353,695
Livewire Group, Inc.(b)	1,368	14,665
Thor Industries, Inc.	5,204	457,588
Winnebago Industries, Inc.	2,864	165,969
Workhorse Group, Inc.(a)(b)	11,058	4,612

		1,088,342

Banks — 5.8%
1st Source Corp.	1,728	78,831
ACNB Corp.	955	32,862
Amalgamated Financial Corp.	2,548	46,476
Amerant Bancorp, Inc., Class A	2,697	49,166
American National Bankshares, Inc.	1,039	39,648
Ameris Bancorp	6,398	238,645
Ames National Corp.	1,487	25,160
Arrow Financial Corp.	1,522	32,434
Associated Banc-Corp.	16,052	260,203
Atlantic Union Bankshares Corp.	6,737	194,093
Axos Financial, Inc.(a)(b)	5,395	194,382
Banc of California, Inc.	5,143	57,653
BancFirst Corp.	2,119	171,872
Bancorp, Inc.(a)	5,094	181,601
Bank First Corp.	852	67,282
Bank of Hawaii Corp.	3,434	169,605
Bank of Marin Bancorp	1,800	30,240
Bank of NT Butterfield & Son Ltd.	5,067	127,992
Bank OZK	11,004	394,053
Bank7 Corp.	597	12,501
BankUnited, Inc.	6,621	144,404
Bankwell Financial Group, Inc.	1,060	25,938
Banner Corp.	2,097	88,514
Bar Harbor Bankshares	1,403	35,103
BayCom Corp.	1,153	22,829
BCB Bancorp, Inc.	1,620	16,654
Berkshire Hills Bancorp, Inc.	2,657	52,104
Blue Foundry Bancorp(a)	2,426	18,316
Blue Ridge Bankshares, Inc.	1,856	5,846
BOK Financial Corp.	3,015	197,543
Bridgewater Bancshares, Inc.(a)	2,254	21,706
Brookline Bancorp, Inc.	7,960	64,794
Burke & Herbert Financial Services Corp.	605	27,062
Business First Bancshares, Inc.	2,770	54,126
Byline Bancorp, Inc.	2,508	47,577
C&F Financial Corp.	302	15,903
Cadence Bank	10,103	213,982
Cambridge Bancorp	732	39,316
Camden National Corp.	1,436	41,874
Capital Bancorp, Inc.	1,651	33,746
Capital City Bank Group, Inc.	1,748	49,940
Capitol Federal Financial, Inc.	10,269	53,399
Capstar Financial Holdings, Inc.	2,308	35,035
Carter Bankshares, Inc.(a)	2,657	29,918
Cathay General Bancorp	7,348	249,171
Central Pacific Financial Corp.	715	11,283
Central Valley Community Bancorp	1,115	17,584
Chemung Financial Corp.	491	20,268

1

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
ChoiceOne Financial Services, Inc.	665	$12,549
Citizens & Northern Corp.	1,893	34,263
Citizens Financial Services, Inc.	369	18,247
City Holding Co.	956	86,786
Civista Bancshares, Inc.	1,960	28,577
CNB Financial Corp.	2,965	53,904
Coastal Financial Corp.(a)	973	36,166
Codorus Valley Bancorp, Inc.	1,095	21,484
Colony Bankcorp, Inc.	2,154	21,432
Columbia Banking System, Inc.	20,930	411,693
Columbia Financial, Inc.(a)	3,573	57,525
Comerica, Inc.	12,992	511,885
Commerce Bancshares, Inc.	11,759	515,750
Community Bank System, Inc.	4,008	160,120
Community Trust Bancorp, Inc.	1,841	69,148
ConnectOne Bancorp, Inc.	4,092	66,659
CrossFirst Bankshares, Inc.(a)	5,434	57,492
Cullen/Frost Bankers, Inc.	6,061	551,490
Customers Bancorp, Inc.(a)	2,609	104,908
CVB Financial Corp.	10,864	169,696
Dime Community Bancshares, Inc.	3,519	64,714
Eagle Bancorp, Inc.	2,713	52,849
East West Bancorp, Inc.	13,837	741,940
Eastern Bankshares, Inc.	15,661	172,428
Enterprise Bancorp, Inc.	1,349	35,492
Enterprise Financial Services Corp.	4,009	139,393
Equity Bancshares, Inc., Class A	1,507	36,469
Esquire Financial Holdings, Inc.	759	34,762
ESSA Bancorp, Inc.	950	15,818
Evans Bancorp, Inc.	816	20,172
Farmers & Merchants Bancorp, Inc.	1,979	34,474
Farmers National Banc Corp.	4,576	51,663
FB Financial Corp.	4,160	122,179
Fidelity D&D Bancorp, Inc.	438	19,622
Financial Institutions, Inc.	1,783	28,243
First Bancorp, Inc.	1,358	31,818
First BanCorp./Puerto Rico	15,953	212,973
First Bancorp/Southern Pines NC	3,919	113,729
First Bancshares, Inc.	3,448	83,511
First Bank	3,313	36,642
First Busey Corp.	5,368	106,609
First Business Financial Services, Inc.	942	28,919
First Citizens BancShares, Inc., Class A	1,086	1,499,484
First Commonwealth Financial Corp.	9,573	116,599
First Community Bankshares, Inc.	1,863	60,827
First Community Corp.	806	14,266
First Financial Bancorp	9,012	166,722
First Financial Bankshares, Inc.	12,701	305,459
First Financial Corp.	2,054	70,678
First Foundation, Inc.	4,769	21,651
First Hawaiian, Inc.	13,428	240,764
First Horizon Corp.	55,301	594,486
First Interstate BancSystem, Inc., Class A	8,392	193,603
First Merchants Corp.	6,751	184,370
First Mid Bancshares, Inc.	2,879	78,654
First of Long Island Corp.	2,146	23,048
First Western Financial, Inc.(a)	903	12,073
Five Star Bancorp	1,103	21,475
Flushing Financial Corp.	2,690	33,195
FNB Corp.	36,076	385,652
FS Bancorp, Inc.	686	19,805
Fulton Financial Corp.	14,719	191,200
FVCBankcorp, Inc.(a)(b)	1,981	21,633

Security	Shares	Value

Banks (continued)
German American Bancorp, Inc.	3,699	$101,094
Glacier Bancorp, Inc.	10,854	327,682
Great Southern Bancorp, Inc.	1,134	56,383
Greene County Bancorp, Inc.	954	22,610
Guaranty Bancshares, Inc.	871	24,850
Hancock Whitney Corp.	8,550	294,377
Hanmi Financial Corp.	1,558	22,871
HarborOne Bancorp, Inc.	4,624	45,500
HBT Financial, Inc.	2,164	38,952
Heartland Financial USA, Inc.	4,396	120,450
Heritage Commerce Corp.	8,361	68,393
Heritage Financial Corp.	3,409	55,464
Hilltop Holdings, Inc.	4,710	130,090
Hingham Institution for Savings(b)	156	23,178
Home Bancorp, Inc.	1,066	36,532
Home BancShares, Inc.	18,920	386,914
HomeStreet, Inc.	3,627	17,518
HomeTrust Bancshares, Inc.	1,784	36,768
Hope Bancorp, Inc.	11,345	99,382
Horizon Bancorp, Inc.	3,931	37,305
Independent Bank Corp.	6,018	221,726
Independent Bank Group, Inc.	3,625	128,144
International Bancshares Corp.	5,576	244,396
John Marshall Bancorp, Inc.	1,078	19,814
Kearny Financial Corp.	7,424	51,523
Lakeland Bancorp, Inc.	7,912	89,247
Lakeland Financial Corp.	2,148	105,789
LCNB Corp.	1,249	17,474
Live Oak Bancshares, Inc.	3,597	103,773
Luther Burbank Corp.	2,864	23,313
Macatawa Bank Corp.	2,754	25,144
MainStreet Bancshares, Inc.	726	13,997
Mercantile Bank Corp.	1,611	53,066
Metrocity Bankshares, Inc.	1,892	37,916
Metropolitan Bank Holding Corp.(a)	972	31,503
Mid Penn Bancorp, Inc.	1,482	28,247
Middlefield Banc Corp.	713	18,182
Midland States Bancorp, Inc.	3,051	66,573
MidWestOne Financial Group, Inc.	2,442	48,645
MVB Financial Corp.	1,052	20,672
National Bank Holdings Corp., Class A	2,537	79,104
National Bankshares, Inc.	695	16,333
NBT Bancorp, Inc.	4,418	147,870
New York Community Bancorp, Inc.	71,239	675,346
Nicolet Bankshares, Inc.	1,337	97,360
Northeast Bank(b)	725	34,612
Northeast Community Bancorp, Inc.	1,276	19,446
Northfield Bancorp, Inc.	3,761	32,345
Northrim BanCorp, Inc.	771	32,158
Northwest Bancshares, Inc.	9,322	97,135
Norwood Financial Corp.	738	18,900
Oak Valley Bancorp	584	14,571
OceanFirst Financial Corp.	5,889	74,555
OFG Bancorp	4,265	126,329
Old National Bancorp	28,673	392,820
Old Second Bancorp, Inc.	5,007	67,895
Orange County Bancorp, Inc.	525	23,153
Origin Bancorp, Inc.	3,351	99,156
Orrstown Financial Services, Inc.	1,545	32,615
Pacific Premier Bancorp, Inc.	8,415	159,885
PacWest Bancorp	12,311	87,162
Park National Corp.	1,470	149,043
Parke Bancorp, Inc.	1,420	23,913

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Pathward Financial, Inc.	2,403	$108,832
PCB Bancorp	1,439	22,132
Peapack-Gladstone Financial Corp.	1,734	40,524
Penns Woods Bancorp, Inc.	620	13,070
Peoples Bancorp, Inc.	3,549	97,881
Peoples Financial Services Corp.	808	31,682
Pinnacle Financial Partners, Inc.	7,509	468,261
Pioneer Bancorp, Inc.(a)	2,062	16,908
Plumas Bancorp	513	17,519
Ponce Financial Group, Inc.(a)	2,258	17,567
Popular, Inc.	7,053	458,727
Preferred Bank/Los Angeles CA	621	36,993
Premier Financial Corp.	3,656	63,432
Primis Financial Corp.	2,009	18,804
Princeton Bancorp, Inc.	518	15,540
Prosperity Bancshares, Inc.	8,907	485,788
Provident Financial Services, Inc.	5,360	75,308
QCR Holdings, Inc.	1,982	94,046
RBB Bancorp	2,141	24,771
Red River Bancshares, Inc.	601	27,934
Renasant Corp.	4,602	112,243
Republic Bancorp, Inc., Class A	985	43,527
S&T Bancorp, Inc.	3,616	93,148
Sandy Spring Bancorp, Inc.	5,301	108,405
Seacoast Banking Corp. of Florida	7,555	152,687
ServisFirst Bancshares, Inc.	4,896	230,895
Shore Bancshares, Inc.	4,072	41,779
Sierra Bancorp	2,217	39,019
Simmons First National Corp., Class A	10,514	149,404
SmartFinancial, Inc.	2,588	53,960
South Plains Financial, Inc.	1,906	51,119
Southern First Bancshares, Inc.(a)	1,306	35,262
Southern Missouri Bancorp, Inc.	811	32,805
Southern States Bancshares, Inc.	697	16,184
Southside Bancshares, Inc.	2,682	71,609
SouthState Corp.	7,635	504,674
Stellar Bancorp, Inc.	4,774	103,787
Sterling Bancorp, Inc.(a)	2,210	12,243
Stock Yards Bancorp, Inc.	3,105	121,437
Summit Financial Group, Inc.	1,259	27,069
Synovus Financial Corp.	14,658	382,134
Texas Capital Bancshares, Inc.(a)	4,717	259,718
Third Coast Bancshares, Inc.(a)	1,374	21,311
Timberland Bancorp, Inc.	1,140	32,137
Tompkins Financial Corp.	1,201	60,146
Towne Bank	8,448	202,245
TriCo Bancshares	3,461	111,963
Triumph Financial, Inc.(a)	2,184	135,954
TrustCo Bank Corp.	1,633	41,691
Trustmark Corp.	5,201	104,592
UMB Financial Corp.	4,537	284,561
United Bankshares, Inc.	12,619	358,884
United Community Banks, Inc.	11,143	246,149
Unity Bancorp, Inc.	988	23,771
Univest Financial Corp.	3,671	61,159
USCB Financial Holdings, Inc., Class A(a)	1,092	11,728
Valley National Bancorp	44,098	343,082
Veritex Holdings, Inc.	3,592	61,854
Virginia National Bankshares Corp.	559	17,178
Washington Federal, Inc.	5,614	138,554
Washington Trust Bancorp, Inc.	1,765	40,930
Webster Financial Corp.	17,318	657,564

Security	Shares	Value

Banks (continued)
WesBanco, Inc.	6,352	$154,925
West BanCorp, Inc.	2,203	36,195
Westamerica BanCorp	2,416	114,132
Western Alliance Bancorp	11,015	452,717
Wintrust Financial Corp.	6,215	464,198
WSFS Financial Corp.	5,497	194,594
Zions Bancorp NA	14,604	450,533

		28,867,208

Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)(b)	955	318,922
Celsius Holdings, Inc.(a)(b)	4,794	729,119
Coca-Cola Consolidated, Inc.	483	307,386
Duckhorn Portfolio, Inc.(a)	3,577	37,308
MGP Ingredients, Inc.(b)	1,557	147,386
National Beverage Corp.(a)	2,527	117,202
Primo Water Corp.	15,377	200,824
Vita Coco Co., Inc.(a)(b)	2,927	79,322
Zevia PBC, Class A(a)	3,090	5,995

		1,943,464

Biotechnology — 4.2%
2seventy bio, Inc.(a)(b)	4,921	12,007
4D Molecular Therapeutics, Inc.(a)(b)	3,470	37,268
89bio, Inc.(a)	6,438	47,641
Aadi Bioscience, Inc.(a)	1,176	5,151
ACADIA Pharmaceuticals, Inc.(a)	11,643	262,783
ACELYRIN, Inc.(a)	3,199	32,582
Acrivon Therapeutics, Inc.(a)	791	4,145
Actinium Pharmaceuticals, Inc.(a)(b)	2,431	13,565
Adicet Bio, Inc.(a)	2,792	3,685
ADMA Biologics, Inc.(a)	19,869	67,157
Aerovate Therapeutics, Inc.(a)	826	8,764
Agenus, Inc.(a)	36,200	28,960
Agios Pharmaceuticals, Inc.(a)	5,370	112,824
Akero Therapeutics, Inc.(a)	4,894	58,336
Aldeyra Therapeutics, Inc.(a)	4,115	7,037
Alector, Inc.(a)(b)	8,024	41,725
Alkermes PLC(a)	16,191	391,660
Allakos, Inc.(a)	6,281	11,997
Allogene Therapeutics, Inc.(a)(b)	7,422	20,930
Allovir, Inc.(a)(b)	3,368	5,052
Alpine Immune Sciences, Inc.(a)(b)	3,507	35,912
Altimmune, Inc.(a)	5,231	12,607
ALX Oncology Holdings, Inc.(a)	1,738	12,514
Amicus Therapeutics, Inc.(a)	27,920	306,282
AnaptysBio, Inc.(a)	1,790	29,195
Anavex Life Sciences Corp.(a)	8,409	46,922
Anika Therapeutics, Inc.(a)	1,127	21,977
Annexon, Inc.(a)	4,619	10,485
Apellis Pharmaceuticals, Inc.(a)	9,949	484,118
Apogee Therapeutics, Inc.	1,900	32,642
Arbutus Biopharma Corp.(a)	9,788	17,912
Arcellx, Inc.(a)(b)	3,776	133,104
Arcturus Therapeutics Holdings, Inc.(a)	2,442	46,642
Arcus Biosciences, Inc.(a)	5,246	82,415
Arcutis Biotherapeutics, Inc.(a)	5,373	12,089
Ardelyx, Inc.(a)	22,426	88,583
Arrowhead Pharmaceuticals, Inc.(a)	9,922	243,982
ARS Pharmaceuticals, Inc.(a)	2,393	8,543
Astria Therapeutics, Inc.(a)	2,352	11,736
Atara Biotherapeutics, Inc.(a)	7,980	10,294
Aura Biosciences, Inc.(a)	3,223	26,300
Aurinia Pharmaceuticals, Inc.(a)(b)	12,733	93,460

3

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Avid Bioservices, Inc.(a)	6,424	$39,508
Avidity Biosciences, Inc.(a)(b)	7,777	40,052
Avita Medical, Inc.(a)	2,241	20,864
Beam Therapeutics, Inc.(a)	6,910	146,077
BioAtla, Inc.(a)	4,713	6,928
BioCryst Pharmaceuticals, Inc.(a)	18,161	99,704
Biohaven Ltd.(a)	6,084	161,287
Biomea Fusion, Inc.(a)(b)	1,744	17,824
Bioxcel Therapeutics, Inc.(a)(b)	1,512	6,071
Bluebird Bio, Inc.(a)(b)	12,503	36,884
Blueprint Medicines Corp.(a)	6,049	356,044
Bridgebio Pharma, Inc.(a)(b)	11,573	301,361
Cabaletta Bio, Inc.(a)(b)	3,308	47,172
CareDx, Inc.(a)	4,326	23,404
Caribou Biosciences, Inc.(a)	7,630	27,697
Carisma Therapeutics, Inc.(b)	2,521	7,563
Catalyst Pharmaceuticals, Inc.(a)	10,665	132,353
Celcuity, Inc.(a)	1,519	16,177
Celldex Therapeutics, Inc.(a)	4,381	103,041
Century Therapeutics, Inc.(a)	2,020	3,091
Cerevel Therapeutics Holdings, Inc.(a)(b)	6,169	145,897
Cogent Biosciences, Inc.(a)	8,121	66,267
Coherus Biosciences, Inc.(a)(b)	9,807	32,853
Compass Therapeutics, Inc.(a)	8,222	14,800
Crinetics Pharmaceuticals, Inc.(a)	6,331	185,435
Cue Biopharma, Inc.(a)(b)	3,595	7,550
Cullinan Oncology, Inc.(a)	2,395	22,345
Cytokinetics, Inc.(a)	9,154	319,108
Day One Biopharmaceuticals, Inc.(a)	6,075	71,867
Deciphera Pharmaceuticals, Inc.(a)	4,705	56,413
Denali Therapeutics, Inc.(a)	11,656	219,482
Design Therapeutics, Inc.(a)	2,956	6,030
Disc Medicine, Inc.(a)	959	43,932
Dynavax Technologies Corp.(a)(b)	12,790	181,746
Dyne Therapeutics, Inc.(a)(b)	4,164	29,356
Eagle Pharmaceuticals, Inc.(a)	868	11,918
Editas Medicine, Inc.(a)(b)	8,139	54,369
Emergent BioSolutions, Inc.(a)	4,266	8,916
Enanta Pharmaceuticals, Inc.(a)	1,765	15,920
Entrada Therapeutics, Inc.(a)(b)	1,908	30,547
EQRx, Inc.(a)	29,759	64,875
Erasca, Inc.(a)	12,081	27,907
Exact Sciences Corp.(a)	17,779	1,095,009
Exelixis, Inc.(a)	31,653	651,735
Fate Therapeutics, Inc.(a)	7,272	13,162
Fennec Pharmaceuticals, Inc.(a)	1,521	10,464
FibroGen, Inc.(a)(b)	7,626	4,126
Foghorn Therapeutics, Inc.(a)	2,783	9,323
Genelux Corp.(a)(b)	1,767	25,639
Generation Bio Co.(a)	3,492	3,277
Geron Corp.(a)	48,901	92,912
Graphite Bio, Inc.(a)	5,778	14,387
Gritstone bio, Inc.(a)	8,838	16,792
Halozyme Therapeutics, Inc.(a)	12,938	438,210
Heron Therapeutics, Inc.(a)	7,502	4,778
HilleVax, Inc.(a)	2,319	25,509
Humacyte, Inc.(a)	5,597	11,866
Icosavax, Inc.(a)(b)	4,095	25,184
Ideaya Biosciences, Inc.(a)	5,408	146,935
IGM Biosciences, Inc.(a)	1,078	4,247
Immuneering Corp., Class A(a)(b)	1,961	13,786
ImmunityBio, Inc.(a)(b)	8,039	25,242
ImmunoGen, Inc.(a)	23,384	347,486

Security	Shares	Value

Biotechnology (continued)
Immunovant, Inc.(a)	5,455	$180,288
Inhibrx, Inc.(a)	3,684	56,991
Inozyme Pharma, Inc.(a)	3,298	9,795
Insmed, Inc.(a)(b)	12,863	322,347
Intellia Therapeutics, Inc.(a)(b)	8,577	214,854
Intercept Pharmaceuticals, Inc.(a)	3,989	75,512
Ionis Pharmaceuticals, Inc.(a)(b)	14,328	634,301
Iovance Biotherapeutics, Inc.(a)	24,026	91,779
Ironwood Pharmaceuticals, Inc., Class A(a)	13,254	118,888
iTeos Therapeutics, Inc.(a)	2,302	23,158
Janux Therapeutics, Inc.(a)	1,375	8,828
KalVista Pharmaceuticals, Inc.(a)	2,079	17,651
Karuna Therapeutics, Inc.(a)(b)	3,548	591,132
Karyopharm Therapeutics, Inc.(a)	18,357	15,971
Keros Therapeutics, Inc.(a)	2,032	57,993
Kezar Life Sciences, Inc.(a)(b)	4,775	3,443
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,183	48,541
Kodiak Sciences, Inc.(a)	2,614	3,790
Krystal Biotech, Inc.(a)	2,103	245,778
Kura Oncology, Inc.(a)	6,957	58,787
Kymera Therapeutics, Inc.(a)	3,986	46,517
Larimar Therapeutics, Inc.(a)	4,173	12,227
Lexicon Pharmaceuticals, Inc.(a)(b)	8,558	10,612
Lineage Cell Therapeutics, Inc.(a)	13,121	14,958
Lyell Immunopharma, Inc.(a)	14,969	24,774
MacroGenics, Inc.(a)	8,048	42,011
Madrigal Pharmaceuticals, Inc.(a)	1,335	175,392
MannKind Corp.(a)	24,311	104,294
MeiraGTx Holdings PLC(a)	2,394	10,821
Merrimack Pharmaceuticals, Inc.(a)	1,167	14,272
Mersana Therapeutics, Inc.(a)(b)	7,892	9,391
MiMedx Group, Inc.(a)	11,948	78,379
Mineralys Therapeutics, Inc.(a)	1,154	8,920
Mirati Therapeutics, Inc.(a)(b)	4,593	255,049
Mirum Pharmaceuticals, Inc.(a)(b)	2,416	66,271
Monte Rosa Therapeutics, Inc.(a)(b)	2,258	7,677
Morphic Holding, Inc.(a)	3,305	65,935
Myriad Genetics, Inc.(a)	8,300	129,314
Natera, Inc.(a)	10,529	415,580
Neurocrine Biosciences, Inc.(a)	9,612	1,066,355
Nkarta, Inc.(a)	3,182	6,459
Novavax, Inc.(a)(b)	9,181	61,145
Nurix Therapeutics, Inc.(a)	5,842	32,657
Nuvalent, Inc., Class A(a)(b)	2,454	127,829
Nuvectis Pharma, Inc.	807	7,223
Olema Pharmaceuticals, Inc.(a)	2,578	34,262
Omega Therapeutics, Inc.(a)	2,235	3,062
Organogenesis Holdings, Inc., Class A(a)	5,244	11,747
ORIC Pharmaceuticals, Inc.(a)	3,775	25,293
Outlook Therapeutics, Inc.(a)(b)	12,799	7,679
Ovid therapeutics, Inc.(a)	5,290	18,780
PDS Biotechnology Corp.(a)(b)	2,744	11,442
PepGen, Inc.(a)	1,425	7,296
PMV Pharmaceuticals, Inc.(a)	3,164	4,778
Point Biopharma Global, Inc.(a)	9,003	113,978
Poseida Therapeutics, Inc.(a)	7,253	14,651
Precigen, Inc.(a)(b)	18,102	20,455
Prime Medicine, Inc.(a)(b)	3,622	23,507
ProKidney Corp., Class A(a)(b)	5,346	8,714
Protagonist Therapeutics, Inc.(a)	5,579	81,119
Protalix BioTherapeutics, Inc.	6,426	10,731
Prothena Corp. PLC(a)	4,137	150,835
PTC Therapeutics, Inc.(a)	7,365	138,094

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Rallybio Corp.(a)(b)	6,158	$25,864
RAPT Therapeutics, Inc.(a)	3,306	43,474
Recursion Pharmaceuticals, Inc., Class A(a)(b)	13,273	70,081
REGENXBIO, Inc.(a)	3,492	45,012
Relay Therapeutics, Inc.(a)	8,693	57,374
Reneo Pharmaceuticals, Inc.(a)	2,355	19,052
Replimune Group, Inc.(a)	4,393	64,006
REVOLUTION Medicines, Inc.(a)	10,085	199,683
Rhythm Pharmaceuticals, Inc.(a)(b)	5,201	120,195
Rigel Pharmaceuticals, Inc.(a)	14,485	11,694
Rocket Pharmaceuticals, Inc.(a)	5,575	100,907
Roivant Sciences Ltd.(a)	34,746	300,205
Sage Therapeutics, Inc.(a)(b)	5,540	103,764
Sana Biotechnology, Inc.(a)	9,335	27,632
Sangamo Therapeutics, Inc.(a)	10,586	6,671
Sarepta Therapeutics, Inc.(a)(b)	8,899	598,992
Savara, Inc.(a)	10,884	39,835
Scholar Rock Holding Corp.(a)	5,287	62,175
Selecta Biosciences, Inc.(a)	12,002	15,003
Seres Therapeutics, Inc.(a)	7,933	12,137
SpringWorks Therapeutics, Inc.(a)(b)	5,728	131,171
Stoke Therapeutics, Inc.(a)(b)	2,856	10,881
Summit Therapeutics, Inc.(a)(b)	10,694	20,746
Sutro Biopharma, Inc.(a)	4,750	13,063
Syndax Pharmaceuticals, Inc.(a)	6,603	92,970
Tango Therapeutics, Inc.(a)	4,855	40,782
Tenaya Therapeutics, Inc.(a)	4,128	7,513
TG Therapeutics, Inc.(a)	14,278	110,369
Travere Therapeutics, Inc.(a)	6,778	43,921
Twist Bioscience Corp.(a)(b)	5,513	86,885
Tyra Biosciences, Inc.(a)	1,014	11,762
Ultragenyx Pharmaceutical, Inc.(a)	6,931	245,357
United Therapeutics Corp.(a)	4,484	999,304
UroGen Pharma Ltd.(a)	1,783	19,987
Vanda Pharmaceuticals, Inc.(a)	4,585	20,082
Vaxcyte, Inc.(a)(b)	9,351	449,783
Vaxxinity, Inc., Class A(a)(b)	6,803	7,823
Vera Therapeutics, Inc., Class A(a)	3,397	35,397
Veracyte, Inc.(a)	7,446	154,281
Vericel Corp.(a)	4,880	171,678
Verve Therapeutics, Inc.(a)(b)	4,612	55,528
Vigil Neuroscience, Inc.(a)	1,473	10,311
Viking Therapeutics, Inc.(a)(b)	9,463	92,832
Vir Biotechnology, Inc.(a)	8,564	67,913
Viridian Therapeutics, Inc.(a)(b)	3,975	49,688
Vor BioPharma, Inc.(a)	3,613	6,612
Voyager Therapeutics, Inc.(a)	2,822	18,541
X4 Pharmaceuticals, Inc.(a)	11,714	9,377
Xencor, Inc.(a)	5,774	100,179
XOMA Corp.(a)(b)	777	14,646
Y-mAbs Therapeutics, Inc.(a)	2,861	15,278
Zentalis Pharmaceuticals, Inc.(a)(b)	5,624	92,009
Zura Bio Ltd., Class A	1,135	5,335
Zymeworks, Inc.(a)	4,863	34,138

		20,561,897

Broadline Retail — 0.3%
Big Lots, Inc.	2,245	10,237
ContextLogic, Inc., Class A(a)(b)	1,574	6,170
Dillard’s, Inc., Class A(b)	355	110,210
Kohl’s Corp.	10,975	247,486
Macy’s, Inc.	26,610	324,110

Security	Shares	Value

Broadline Retail (continued)
Nordstrom, Inc.	11,672	$163,174
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	6,136	473,945
Savers Value Village, Inc.(a)	2,377	35,584

		1,370,916

Building Products — 2.7%
A O Smith Corp.	12,264	855,537
AAON, Inc.	6,719	366,051
Advanced Drainage Systems, Inc.(b)	6,836	730,290
Allegion PLC	8,658	851,601
American Woodmark Corp.(a)	1,582	106,358
Apogee Enterprises, Inc.	2,112	90,647
Armstrong World Industries, Inc.	4,589	348,259
AZEK Co., Inc., Class A(a)	13,280	347,936
AZZ, Inc.	2,329	110,092
Builders FirstSource, Inc.(a)	12,636	1,371,259
Carlisle Cos., Inc.	4,934	1,253,680
CSW Industrials, Inc.	1,523	269,967
Fortune Brands Innovations, Inc.	12,757	711,841
Gibraltar Industries, Inc.(a)	3,113	189,457
Griffon Corp.	4,439	177,294
Hayward Holdings, Inc.(a)	13,685	143,692
Insteel Industries, Inc.	2,071	57,802
Janus International Group, Inc.(a)	8,280	77,501
JELD-WEN Holding, Inc.(a)	7,985	90,470
Lennox International, Inc.	3,177	1,177,205
Masonite International Corp.(a)	2,085	165,007
Masterbrand, Inc.(a)	12,608	140,075
Owens Corning	8,949	1,014,548
PGT Innovations, Inc.(a)	5,478	164,011
Quanex Building Products Corp.	3,424	91,934
Resideo Technologies, Inc.(a)	14,697	212,812
Simpson Manufacturing Co., Inc.	4,224	562,552
Trex Co., Inc.(a)	10,999	618,254
UFP Industries, Inc.	5,901	561,598
Zurn Elkay Water Solutions Corp.	14,806	391,767

		13,249,497

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	3,572	438,499
AlTi Global, Inc., Class A(a)(b)	1,928	12,089
Artisan Partners Asset Management, Inc., Class A	5,209	171,897
AssetMark Financial Holdings, Inc.(a)	2,195	52,482
Avantax, Inc.(a)	3,733	96,349
B. Riley Financial, Inc.	1,838	66,554
Bakkt Holdings, Inc., Class A(a)	8,801	8,889
BGC Group, Inc., Class A	30,872	181,219
Brightsphere Investment Group, Inc.	3,520	55,123
Carlyle Group, Inc.	21,388	589,025
Cboe Global Markets, Inc.	10,512	1,722,812
Cohen & Steers, Inc.	2,509	131,070
Diamond Hill Investment Group, Inc.	260	40,846
Donnelley Financial Solutions, Inc.(a)	2,504	136,293
Evercore, Inc., Class A	3,544	461,358
FactSet Research Systems, Inc.	3,841	1,658,889
Forge Global Holdings, Inc.(a)	11,095	28,181
GCM Grosvenor, Inc., Class A	5,411	43,559
Hamilton Lane, Inc., Class A	3,453	290,466
Houlihan Lokey, Inc., Class A	5,026	505,213
Invesco Ltd.	36,644	475,273
Janus Henderson Group PLC	13,774	317,766
Jefferies Financial Group, Inc.	19,249	619,433
Lazard Ltd., Class A	11,284	313,357

5

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
MarketAxess Holdings, Inc.	3,702	$791,302
MarketWise, Inc., Class A	7,723	16,759
Moelis & Co., Class A	5,617	233,892
Morningstar, Inc.	2,599	658,171
Open Lending Corp.(a)	9,781	58,588
P10, Inc., Class A(b)	3,292	31,011
Patria Investments Ltd., Class A	4,906	63,238
Perella Weinberg Partners, Class A	4,585	44,979
Piper Sandler Cos	1,762	246,416
PJT Partners, Inc., Class A	2,490	195,116
Robinhood Markets, Inc., Class A(a)(b)	65,806	601,467
Sculptor Capital Management, Inc.	2,155	27,261
SEI Investments Co.	10,248	549,908
Silvercrest Asset Management Group, Inc., Class A	1,124	19,951
StepStone Group, Inc., Class A	5,150	145,745
Stifel Financial Corp.	10,433	594,681
StoneX Group, Inc.(a)	1,793	170,909
TPG, Inc., Class A	6,416	177,338
Value Line, Inc.	72	2,948
Victory Capital Holdings, Inc., Class A	2,603	76,684
Virtu Financial, Inc., Class A	9,072	167,741
Virtus Investment Partners, Inc.	685	126,198
WisdomTree, Inc.	13,563	84,091
XP, Inc., Class A	32,657	653,140

		14,154,176

Chemicals — 1.7%
AdvanSix, Inc.	2,734	75,322
American Vanguard Corp., Series 13A	2,566	24,018
Ashland, Inc.	4,766	365,219
Aspen Aerogels, Inc.(a)(b)	4,601	35,520
Avient Corp.	8,999	284,548
Axalta Coating Systems Ltd.(a)	21,951	575,775
Balchem Corp.	3,127	363,482
Cabot Corp.	5,553	369,163
Chase Corp.	662	84,114
Chemours Co.	14,774	356,201
Core Molding Technologies, Inc.(a)	749	19,159
Danimer Scientific, Inc., Class A(a)	6,876	9,833
Ecovyst, Inc.(a)	9,308	85,634
Element Solutions, Inc.	22,233	405,308
FutureFuel Corp.	3,064	20,069
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	154,629	211,842
Hawkins, Inc.	1,987	114,113
HB Fuller Co.	5,337	353,043
Huntsman Corp.	17,472	407,622
Ingevity Corp.(a)	3,542	142,672
Innospec, Inc.	2,380	233,240
Intrepid Potash, Inc.(a)(b)	1,016	20,208
Koppers Holdings, Inc.	1,889	69,081
Kronos Worldwide, Inc.	1,582	10,916
Livent Corp.(a)(b)	18,256	266,355
LSB Industries, Inc.(a)	4,928	44,894
Mativ Holdings, Inc.	5,433	71,172
Minerals Technologies, Inc.	3,241	175,208
NewMarket Corp.	620	298,933
Olin Corp.	12,857	549,251
Origin Materials, Inc., Class A(a)(b)	9,174	9,068
Orion SA	5,887	119,506
Perimeter Solutions SA(a)	14,650	46,880
PureCycle Technologies, Inc.(a)(b)	10,641	47,352
Quaker Chemical Corp.	1,331	191,291

Security	Shares	Value

Chemicals (continued)
Rayonier Advanced Materials, Inc.(a)	5,389	$14,928
RPM International, Inc.	12,796	1,167,891
Scotts Miracle-Gro Co.	4,137	183,848
Sensient Technologies Corp.	4,233	238,826
Stepan Co.	2,074	155,135
Trinseo PLC	4,894	30,294
Tronox Holdings PLC	11,452	122,422
Valhi, Inc.	183	2,042

		8,371,398

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	6,714	264,129
ACCO Brands Corp.	7,945	40,202
ACV Auctions, Inc., Class A(a)	12,845	171,224
Aris Water Solution, Inc., Class A	3,357	28,031
BrightView Holdings, Inc.(a)	3,342	22,525
Brink’s Co.	4,516	301,940
Casella Waste Systems, Inc., Class A(a)	5,529	417,163
CECO Environmental Corp.(a)	2,849	46,097
Cimpress PLC(a)	1,730	103,229
Clean Harbors, Inc.(a)	5,083	781,105
CompX International, Inc.	59	1,110
CoreCivic, Inc.(a)	11,909	151,244
Deluxe Corp.	4,027	68,660
Driven Brands Holdings, Inc.(a)	5,832	66,368
Ennis, Inc.	2,575	55,002
Enviri Corp.(a)	9,162	52,590
GEO Group, Inc.(a)	12,439	108,717
Healthcare Services Group, Inc.	7,646	72,637
HNI Corp.	4,719	163,702
Interface, Inc.	4,863	43,232
LanzaTech Global, Inc.(a)(b)	2,548	8,969
Li-Cycle Holdings Corp.(a)(b)	11,653	15,615
Liquidity Services, Inc.(a)	2,747	52,935
Matthews International Corp., Class A	2,998	106,249
MillerKnoll, Inc.	7,590	178,365
Montrose Environmental Group, Inc.(a)	2,690	62,193
MSA Safety, Inc.	3,665	578,630
NL Industries, Inc.	244	1,215
OPENLANE, Inc.(a)	10,836	145,527
Performant Financial Corp.(a)	6,150	14,330
Pitney Bowes, Inc.	8,032	25,943
Quad/Graphics, Inc., Class A(a)	4,469	21,853
SP Plus Corp.(a)	1,641	82,920
Steelcase, Inc., Class A	10,110	110,300
Stericycle, Inc.(a)	9,138	376,851
Tetra Tech, Inc.	5,315	802,087
UniFirst Corp.	1,501	246,809
Vestis Corp.	11,557	176,707
Viad Corp.(a)	2,252	54,566
VSE Corp.	1,243	66,873

		6,087,844

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	8,805	57,849
Aviat Networks, Inc.(a)	1,096	29,263
Calix, Inc.(a)	5,671	187,823
Cambium Networks Corp.(a)	986	4,910
Ciena Corp.(a)	14,586	615,529
Clearfield, Inc.(a)(b)	1,347	32,355
CommScope Holding Co., Inc.(a)	23,812	35,242
Comtech Telecommunications Corp.	2,159	26,340
Digi International, Inc.(a)	3,553	89,465

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
DZS, Inc.(a)	3,069	$3,898
Extreme Networks, Inc.(a)	12,417	256,039
F5, Inc.(a)	6,042	915,907
Harmonic, Inc.(a)	11,227	121,139
Infinera Corp.(a)(b)	19,781	57,958
Juniper Networks, Inc.	31,505	848,115
KVH Industries, Inc.(a)	1,802	8,433
Lumentum Holdings, Inc.(a)(b)	6,620	259,570
NETGEAR, Inc.(a)	2,697	34,090
NetScout Systems, Inc.(a)	6,746	147,265
Ribbon Communications, Inc.(a)	11,333	21,306
Viasat, Inc.(a)	12,249	225,872
Viavi Solutions, Inc.(a)	21,625	168,242

		4,146,610

Construction & Engineering — 1.5%
AECOM	13,133	1,005,331
Ameresco, Inc., Class A(a)(b)	3,075	80,411
API Group Corp.(a)(b)	20,723	536,104
Arcosa, Inc.	4,846	334,713
Argan, Inc.	1,277	58,410
Bowman Consulting Group Ltd.(a)	853	22,664
Comfort Systems USA, Inc.	3,488	634,293
Concrete Pumping Holdings, Inc.(a)	1,782	12,528
Construction Partners, Inc., Class A(a)	3,953	151,993
Dycom Industries, Inc.(a)	2,867	244,211
EMCOR Group, Inc.	4,668	964,642
Eneti, Inc.	2,040	20,706
Fluor Corp.(a)	14,040	467,392
Granite Construction, Inc.	4,338	175,602
Great Lakes Dredge & Dock Corp.(a)	6,867	52,189
IES Holdings, Inc.(a)	911	56,692
INNOVATE Corp.(a)	9,315	11,364
Limbach Holdings, Inc.(a)	823	24,525
MasTec, Inc.(a)	6,191	367,993
MDU Resources Group, Inc.	20,322	378,193
MYR Group, Inc.(a)	1,640	189,961
Northwest Pipe Co.(a)	1,028	28,023
Primoris Services Corp.	5,105	153,456
Sterling Infrastructure, Inc.(a)	2,923	212,941
Tutor Perini Corp.(a)	3,489	25,156
Valmont Industries, Inc.	2,054	404,453
WillScot Mobile Mini Holdings Corp.(a)(b)	19,731	777,599

		7,391,545

Construction Materials — 0.2%
Eagle Materials, Inc.	3,445	530,220
Knife River Corp.(a)	5,712	287,428
Summit Materials, Inc., Class A(a)	11,890	391,181
U.S. Lime & Minerals, Inc.	209	41,380

		1,250,209

Consumer Finance — 0.8%
Ally Financial, Inc.	26,951	651,945
Atlanticus Holdings Corp.(a)	357	10,446
Bread Financial Holdings, Inc.	3,807	102,903
Consumer Portfolio Services, Inc.(a)(b)	679	6,281
Credit Acceptance Corp.(a)	621	249,909
Encore Capital Group, Inc.(a)(b)	2,448	92,241
Enova International, Inc.(a)	2,964	118,204
FirstCash Holdings, Inc.	3,792	413,025
Green Dot Corp., Class A(a)	3,218	35,977
LendingClub Corp.(a)	10,465	54,313

Security	Shares	Value

Consumer Finance (continued)
LendingTree, Inc.(a)	1,057	$13,984
Navient Corp.	9,178	146,022
Nelnet, Inc., Class A	1,423	120,685
NerdWallet, Inc., Class A(a)(b)	3,624	39,067
OneMain Holdings, Inc.	11,322	406,799
PRA Group, Inc.(a)	3,905	48,071
PROG Holdings, Inc.(a)	4,458	122,105
Regional Management Corp.	751	18,670
SLM Corp.	23,053	299,689
SoFi Technologies, Inc.(a)(b)	91,406	690,115
Upstart Holdings, Inc.(a)(b)	7,377	177,269
World Acceptance Corp.(a)	433	42,702

		3,860,422

Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	41,507	900,702
Andersons, Inc.	3,088	154,801
BJ’s Wholesale Club Holdings, Inc.(a)	13,294	905,587
Casey’s General Stores, Inc.	3,703	1,006,883
Chefs’ Warehouse, Inc.(a)	3,385	64,416
Grocery Outlet Holding Corp.(a)	9,522	263,474
HF Foods Group, Inc.(a)(b)	5,359	21,650
Ingles Markets, Inc., Class A	1,471	118,004
Natural Grocers by Vitamin Cottage, Inc.	452	5,682
Performance Food Group Co.(a)	15,326	885,230
PriceSmart, Inc.	2,495	155,912
SpartanNash Co.	3,841	86,384
Sprouts Farmers Market, Inc.(a)(b)	10,259	431,083
U.S. Foods Holding Corp.(a)	22,448	874,125
United Natural Foods, Inc.(a)	5,551	80,934
Village Super Market, Inc., Class A	548	13,410
Weis Markets, Inc.	1,726	112,363

		6,080,640

Containers & Packaging — 1.7%
AptarGroup, Inc.	6,499	794,633
Ardagh Group SA, Class A(a)	1,258	7,617
Ardagh Metal Packaging SA	16,523	55,683
Avery Dennison Corp.	8,099	1,409,793
Berry Global Group, Inc.	11,970	658,350
Crown Holdings, Inc.	10,613	855,408
Graphic Packaging Holding Co.	30,558	657,303
Greif, Inc., Class A	2,273	144,335
Greif, Inc., Class B	651	41,703
Myers Industries, Inc.	3,874	64,967
O-I Glass, Inc.(a)	15,156	234,160
Packaging Corp. of America	8,778	1,343,473
Pactiv Evergreen, Inc.	5,470	47,151
Ranpak Holdings Corp., Class A(a)	3,933	12,428
Sealed Air Corp.	14,725	453,383
Silgan Holdings, Inc.	8,080	323,685
Sonoco Products Co.	9,937	514,836
TriMas Corp.	3,978	96,307
Westrock Co.	25,497	916,107

		8,631,322

Distributors — 0.2%
Pool Corp.	3,780	1,193,611
Weyco Group, Inc.	661	19,116

		1,212,727

Diversified Consumer Services — 1.0%
2U, Inc.(a)	6,437	13,646
ADT, Inc.	20,438	115,679

7

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Adtalem Global Education, Inc.(a)	4,259	$220,616
Bright Horizons Family Solutions, Inc.(a)(b)	5,699	422,068
Carriage Services, Inc.	1,293	27,929
Chegg, Inc.(a)	12,538	94,411
Coursera, Inc.(a)	12,896	223,617
Duolingo, Inc., Class A(a)	2,851	416,389
European Wax Center, Inc., Class A(a)	3,136	46,319
Frontdoor, Inc.(a)	8,017	231,932
Graham Holdings Co., Class B	359	207,760
Grand Canyon Education, Inc.(a)	2,964	350,730
H&R Block, Inc.	15,199	623,919
Laureate Education, Inc., Class A	12,615	178,376
Lincoln Educational Services Corp.(a)	2,207	18,870
Mister Car Wash, Inc.(a)	6,992	36,358
Nerdy, Inc., Class A(a)	6,648	20,476
OneSpaWorld Holdings Ltd.(a)	8,096	84,846
Perdoceo Education Corp.	6,667	120,606
Rover Group, Inc., Class A(a)	10,293	66,390
Service Corp. International	14,748	802,586
Strategic Education, Inc.	2,330	191,782
Stride, Inc.(a)(b)	4,293	236,029
Udemy, Inc.(a)	7,949	70,985
Universal Technical Institute, Inc.(a)	2,735	23,877
WW International, Inc.(a)(b)	5,676	44,386

		4,890,582

Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	8,355	132,009
Alpine Income Property Trust, Inc.	1,746	26,888
American Assets Trust, Inc.	5,461	96,933
Armada Hoffler Properties, Inc.	6,122	60,975
Broadstone Net Lease, Inc.	18,562	262,652
CTO Realty Growth, Inc.	2,063	33,400
Empire State Realty Trust, Inc., Class A	13,416	108,536
Essential Properties Realty Trust, Inc.	14,897	326,989
Gladstone Commercial Corp.	3,405	40,690
Global Net Lease, Inc.	19,634	155,894
NexPoint Diversified Real Estate Trust	3,372	26,571
One Liberty Properties, Inc.	1,851	34,059
Star Holdings(a)	1,012	11,587

		1,317,183

Diversified Telecommunication Services — 0.4%
Anterix, Inc.(a)	1,497	45,643
AST SpaceMobile, Inc., Class A(a)(b)	9,951	32,938
ATN International, Inc.	895	27,700
Bandwidth, Inc., Class A(a)	2,869	30,440
Charge Enterprises, Inc.(a)	8,933	2,548
Cogent Communications Holdings, Inc.	4,303	279,609
Consolidated Communications Holdings, Inc.(a)	10,422	43,460
EchoStar Corp., Class A(a)	3,771	52,266
ESC GCI Liberty, Inc. (c)	6,184	—
Frontier Communications Parent, Inc.(a)	24,780	444,058
Globalstar, Inc.(a)	70,379	99,234
IDT Corp., Class B(a)	1,897	53,211
Iridium Communications, Inc.	12,364	458,086
Liberty Latin America Ltd., Class A(a)	6,235	42,585
Liberty Latin America Ltd., Class C(a)(b)	11,347	77,727
Lumen Technologies, Inc.(a)	99,858	145,793
Ooma, Inc.(a)(b)	1,841	20,085

		1,855,383

Security	Shares	Value

Electric Utilities — 1.0%
ALLETE, Inc.	5,683	$304,268
Genie Energy Ltd., Class B	1,682	33,371
Hawaiian Electric Industries, Inc.	11,428	148,335
IDACORP, Inc.	5,014	474,876
MGE Energy, Inc.	3,508	251,278
NRG Energy, Inc.	23,097	978,851
OGE Energy Corp.	20,363	696,415
Otter Tail Corp.	4,175	321,225
Pinnacle West Capital Corp.	11,348	841,795
PNM Resources, Inc.	8,548	361,238
Portland General Electric Co.	9,717	388,874

		4,800,526

Electrical Equipment — 1.9%
Acuity Brands, Inc.	3,172	513,769
Allied Motion Technologies, Inc.	1,123	30,995
Array Technologies, Inc.(a)	14,587	252,793
Atkore, Inc.(a)	3,832	476,241
Babcock & Wilcox Enterprises, Inc.(a)	4,750	12,492
Blink Charging Co.(a)(b)	4,428	10,539
Bloom Energy Corp., Class A(a)(b)	18,262	189,925
ChargePoint Holdings, Inc., Class A(a)(b)	30,034	76,286
Encore Wire Corp.	1,571	280,942
Energy Vault Holdings, Inc.(a)(b)	7,336	14,745
EnerSys	3,959	338,811
Enovix Corp.(a)(b)	13,153	117,193
Eos Energy Enterprises, Inc., Class A(a)(b)	10,433	18,362
ESS Tech, Inc.(a)(b)	7,607	9,128
Fluence Energy, Inc., Class A(a)(b)	3,786	65,574
FTC Solar, Inc.(a)(b)	3,742	4,004
FuelCell Energy, Inc.(a)(b)	35,341	38,522
Generac Holdings, Inc.(a)	6,052	508,792
GrafTech International Ltd.	19,752	68,144
Hubbell, Inc.	5,357	1,446,926
LSI Industries, Inc.	2,447	36,411
NEXTracker, Inc., Class A(a)	4,757	165,353
NuScale Power Corp., Class A(a)(b)	5,028	16,995
nVent Electric PLC	16,434	790,968
Plug Power, Inc.(a)(b)	51,466	303,135
Powell Industries, Inc.	938	71,898
Preformed Line Products Co.	205	27,747
Regal Rexnord Corp.	6,611	782,808
Sensata Technologies Holding PLC	15,167	483,524
SES AI Corp., Class A(a)	12,887	23,325
Shoals Technologies Group, Inc., Class A(a)	17,534	269,322
SKYX Platforms Corp.(a)	5,493	8,734
Stem, Inc.(a)(b)	12,417	41,969
SunPower Corp.(a)(b)	8,783	37,503
Sunrun, Inc.(a)(b)	21,087	203,490
Thermon Group Holdings, Inc.(a)	3,407	90,933
TPI Composites, Inc.(a)(b)	3,470	8,016
Vertiv Holdings Co., Class A	34,439	1,352,420
Vicor Corp.(a)	2,120	82,129

		9,270,863

Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.(a)(b)	1,646	9,761
Advanced Energy Industries, Inc.	3,738	326,178
Aeva Technologies, Inc.(a)	8,010	3,989
Akoustis Technologies, Inc.(a)(b)	4,542	2,303
Arlo Technologies, Inc.(a)	8,907	75,620
Arrow Electronics, Inc.(a)	5,799	657,665
Avnet, Inc.	9,149	423,873

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.	2,876	$398,470
Bel Fuse, Inc., Class B	933	50,550
Belden, Inc.	4,244	300,900
Benchmark Electronics, Inc.	3,639	88,100
Climb Global Solutions, Inc.	389	17,303
Cognex Corp.	17,071	614,385
Coherent Corp.(a)	11,801	349,310
Crane NXT Co.	4,876	253,552
CTS Corp.	3,225	120,647
Daktronics, Inc.(a)	3,526	33,920
ePlus, Inc.(a)	2,584	161,500
Evolv Technologies Holdings, Inc.(a)	10,114	42,984
Fabrinet(a)	3,710	575,050
FARO Technologies, Inc.(a)	2,443	31,441
Insight Enterprises, Inc.(a)(b)	2,862	410,125
IPG Photonics Corp.(a)	3,003	257,958
Iteris, Inc.(a)(b)	4,146	18,325
Itron, Inc.(a)	4,458	255,354
Jabil, Inc.	12,670	1,555,876
Kimball Electronics, Inc.(a)	2,023	53,003
Knowles Corp.(a)	8,766	113,870
Lightwave Logic, Inc.(a)(b)	11,666	52,847
Littelfuse, Inc.	2,390	517,841
Luna Innovations, Inc.(a)(b)	2,954	16,779
Methode Electronics, Inc.	3,622	82,835
MicroVision, Inc.(a)(b)	22,007	41,593
Mirion Technologies, Inc., Class A(a)(b)	20,129	139,494
Napco Security Technologies, Inc.	2,900	53,273
nLight, Inc.(a)	4,942	41,167
Novanta, Inc.(a)(b)	3,554	469,341
OSI Systems, Inc.(a)	1,533	159,846
PAR Technology Corp.(a)(b)	2,778	81,090
PC Connection, Inc.	1,309	70,136
Plexus Corp.(a)	2,753	270,675
Richardson Electronics Ltd.	1,153	13,225
Rogers Corp.(a)	1,738	213,583
Sanmina Corp.(a)	5,630	286,398
ScanSource, Inc.(a)	2,893	87,947
SmartRent, Inc., Class A(a)	17,310	41,717
TD SYNNEX Corp.	4,785	438,689
TTM Technologies, Inc.(a)	9,886	113,590
Vishay Intertechnology, Inc.	13,063	290,521
Vishay Precision Group, Inc.(a)	1,053	31,506
Vontier Corp.	15,839	468,201
Vuzix Corp.(a)(b)	4,194	13,630

		11,197,936

Energy Equipment & Services — 1.6%
Archrock, Inc.	13,488	170,893
Atlas Energy Solutions, Inc.	1,665	30,320
Borr Drilling Ltd.(a)	21,836	133,855
Bristow Group, Inc.(a)	2,083	54,450
Cactus, Inc., Class A	6,335	297,365
ChampionX Corp.	19,895	612,766
Core Laboratories, Inc.	4,237	90,756
Diamond Offshore Drilling, Inc.(a)	10,073	125,006
DMC Global, Inc.(a)(b)	2,253	42,694
Dril-Quip, Inc.(a)	3,463	75,009
Expro Group Holdings NV(a)	8,443	132,977
Forum Energy Technologies, Inc.(a)	870	18,940
Helix Energy Solutions Group, Inc.(a)	14,207	139,229
Helmerich & Payne, Inc.	9,903	391,862

Security	Shares	Value

Energy Equipment & Services (continued)
KLX Energy Services Holdings, Inc.(a)	1,764	$18,134
Kodiak Gas Services, Inc.(a)	1,440	24,754
Liberty Energy, Inc., Class A	16,933	333,580
Mammoth Energy Services, Inc.(a)	3,130	12,676
Nabors Industries Ltd.(a)	919	89,731
Newpark Resources, Inc.(a)	7,114	49,229
Noble Corp. PLC	11,067	516,718
NOV, Inc.	39,579	789,997
Oceaneering International, Inc.(a)	10,192	224,122
Oil States International, Inc.(a)	5,105	37,062
Patterson-UTI Energy, Inc.	34,712	440,842
ProFrac Holding Corp., Class A(a)	3,690	34,760
ProPetro Holding Corp.(a)	9,744	102,117
Ranger Energy Services, Inc.	1,414	16,416
RPC, Inc.	8,334	69,339
SEACOR Marine Holdings, Inc.(a)	2,135	29,591
Seadrill Ltd.(a)	5,098	201,473
Select Water Solutions, Inc., Class A	8,144	60,591
Solaris Oilfield Infrastructure, Inc., Class A	3,187	29,448
TechnipFMC PLC	43,884	944,384
TETRA Technologies, Inc.(a)	13,029	61,757
Tidewater, Inc.(a)(b)	4,531	309,694
U.S. Silica Holdings, Inc.(a)	7,840	94,629
Valaris Ltd.(a)	6,018	397,429
Weatherford International PLC(a)	6,920	644,183

		7,848,778

Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(a)(b)	5,479	58,516
Atlanta Braves Holdings, Inc., Class A(b)	1,506	57,093
Atlanta Braves Holdings, Inc., Class C(a)	3,721	129,416
Cinemark Holdings, Inc.(a)	11,231	185,199
IMAX Corp.(a)	4,649	84,658
Liberty Media Corp.-Liberty Live, Class C(a)	4,452	141,885
Lions Gate Entertainment Corp., Class A(a)(b)	4,785	37,610
Lions Gate Entertainment Corp., Class B(a)	12,858	95,921
Loop Media, Inc.(a)	4,685	1,402
Madison Square Garden Entertainment Corp.(a)	4,367	133,106
Madison Square Garden Sports Corp.(a)	1,826	307,024
Marcus Corp.	2,987	46,418
Playstudios, Inc., Class A(a)	6,469	18,307
Playtika Holding Corp.(a)	2,538	21,319
Reservoir Media, Inc.(a)	1,932	10,877
Roku, Inc., Class A(a)	12,363	736,464
Sphere Entertainment Co., Class A(a)	2,745	90,338
TKO Group Holdings, Inc., Class A	4,298	352,350
Vivid Seats, Inc., Class A(a)	2,502	14,712

		2,522,615

Financial Services — 2.2%
Acacia Research Corp.(a)	3,963	14,227
Affirm Holdings, Inc., Class A(a)(b)	21,877	385,254
Alerus Financial Corp.	2,255	39,034
A-Mark Precious Metals, Inc.	2,001	54,187
AvidXchange Holdings, Inc.(a)(b)	14,194	122,636
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	54,486
Cannae Holdings, Inc.(a)	6,987	114,237
Cantaloupe, Inc.(a)	4,940	32,505
Cass Information Systems, Inc.	1,394	52,707
Compass Diversified Holdings	6,290	108,062
Enact Holdings, Inc.	3,314	91,334
Equitable Holdings, Inc.	35,827	951,923

9

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Essent Group Ltd.	10,488	$495,453
Euronet Worldwide, Inc.(a)	4,685	359,995
EVERTEC, Inc.	6,310	200,532
Federal Agricultural Mortgage Corp., Class C	954	141,726
Finance of America Cos., Inc., Class A(a)	1,542	1,604
Flywire Corp.(a)(b)	9,405	252,900
I3 Verticals, Inc., Class A(a)	1,955	36,656
International Money Express, Inc.(a)	3,722	59,403
Jack Henry & Associates, Inc.	7,297	1,028,804
Jackson Financial, Inc., Class A	8,072	296,323
Marqeta, Inc., Class A(a)	49,670	256,794
Merchants Bancorp	1,499	44,805
MGIC Investment Corp.	28,451	479,115
Mr. Cooper Group, Inc.(a)	6,669	376,999
NCR Atleos Corp.(a)	6,497	143,324
NewtekOne, Inc.	2,325	32,248
NMI Holdings, Inc., Class A(a)	7,922	216,667
Ocwen Financial Corp.(a)(b)	650	15,626
Pagseguro Digital Ltd., Class A(a)	19,938	140,762
Payoneer Global, Inc.(a)	24,157	139,869
Paysafe Ltd.(a)	4,114	39,988
Paysign, Inc.(a)(b)	6,533	12,021
PennyMac Financial Services, Inc.	2,608	175,258
Priority Technology Holdings, Inc.(a)	789	2,959
Radian Group, Inc.	13,594	344,472
Remitly Global, Inc.(a)(b)	13,039	351,140
Repay Holdings Corp., Class A(a)(b)	8,242	49,370
Security National Financial Corp., Class A(a)	1,775	12,265
Shift4 Payments, Inc., Class A(a)	5,350	238,182
StoneCo Ltd., Class A(a)	29,477	292,265
TFS Financial Corp.	6,137	72,785
Toast, Inc., Class A(a)(b)	35,097	561,201
UWM Holdings Corp., Class A	11,498	55,765
Velocity Financial, Inc.(a)	531	6,133
Voya Financial, Inc.	9,727	649,472
Walker & Dunlop, Inc.	3,198	207,230
Waterstone Financial, Inc.	2,085	22,518
Western Union Co.	24,668	278,502
WEX, Inc.(a)	4,192	697,884

		10,809,607

Food Products — 1.1%
Alico, Inc.	665	16,253
B&G Foods, Inc.	7,998	64,544
Benson Hill, Inc.(a)	15,385	2,369
Beyond Meat, Inc.(a)(b)	5,249	31,336
BRC, Inc., Class A(a)(b)	2,634	7,639
Calavo Growers, Inc.	1,546	39,176
Cal-Maine Foods, Inc.(b)	3,897	176,573
Darling Ingredients, Inc.(a)	15,947	706,293
Dole PLC	7,678	87,683
Flowers Foods, Inc.	19,159	420,157
Fresh Del Monte Produce, Inc.	3,235	80,875
Freshpet, Inc.(a)	4,700	269,780
Hain Celestial Group, Inc.(a)	9,178	101,417
Hostess Brands, Inc., Class A(a)	13,157	439,444
Ingredion, Inc.	6,661	623,336
J & J Snack Foods Corp.	1,483	232,253
John B Sanfilippo & Son, Inc.	921	94,181
Lancaster Colony Corp.	1,955	330,727
Limoneira Co.	1,676	23,950
Mission Produce, Inc.(a)	4,680	44,039

Security	Shares	Value

Food Products (continued)
Pilgrim’s Pride Corp.(a)	4,149	$105,799
Post Holdings, Inc.(a)(b)	5,418	434,957
Seaboard Corp.	26	91,181
Seneca Foods Corp., Class A(a)	468	25,576
Simply Good Foods Co.(a)	8,710	324,796
Sovos Brands, Inc.(a)(b)	4,814	104,512
SunOpta, Inc.(a)	8,146	31,281
TreeHouse Foods, Inc.(a)	5,096	212,452
Utz Brands, Inc., Class A	6,479	78,979
Vital Farms, Inc.(a)	2,735	30,249
Westrock Coffee Co.(a)	2,565	21,135

		5,252,942

Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	12,117	312,134
Chesapeake Utilities Corp.	1,741	154,270
National Fuel Gas Co.	9,025	459,824
New Jersey Resources Corp.	9,509	385,875
Northwest Natural Holding Co.	3,736	137,148
ONE Gas, Inc.	5,545	334,918
RGC Resources, Inc.	698	10,917
Southwest Gas Holdings, Inc.	6,290	368,657
Spire, Inc.	5,078	282,489
UGI Corp.	20,942	435,594

		2,881,826

Ground Transportation — 1.2%
ArcBest Corp.	2,415	262,945
Avis Budget Group, Inc.(a)	2,037	331,624
Covenant Logistics Group, Inc., Class A	777	30,680
Daseke, Inc.(a)(b)	3,249	14,426
FTAI Infrastructure, Inc.	9,147	27,990
Heartland Express, Inc.	3,946	46,010
Hertz Global Holdings, Inc.(a)(b)	12,873	108,519
Knight-Swift Transportation Holdings, Inc.	15,610	763,173
Landstar System, Inc.	3,485	574,258
Lyft, Inc., Class A(a)	33,706	309,084
Marten Transport Ltd.	5,768	101,401
PAM Transportation Services, Inc.(a)	732	12,642
RXO, Inc.(a)	11,403	199,666
Ryder System, Inc.	4,555	444,295
Saia, Inc.(a)	2,637	945,338
Schneider National, Inc., Class B	5,806	147,066
TuSimple Holdings, Inc., Class A(a)(b)	13,022	13,934
U-Haul Holding Co.	10,090	476,349
U-Haul Holding Co.(a)	915	44,945
Universal Logistics Holdings, Inc.	635	14,211
Werner Enterprises, Inc.	6,339	230,232
XPO, Inc.(a)	11,365	861,581

		5,960,369

Health Care Equipment & Supplies — 2.2%
Accuray, Inc.(a)	8,603	22,712
Alphatec Holdings, Inc.(a)	7,340	67,381
AngioDynamics, Inc.(a)	3,024	18,749
Artivion, Inc.(a)(b)	4,345	55,355
AtriCure, Inc.(a)	4,669	161,734
Atrion Corp.	113	38,644
Avanos Medical, Inc.(a)	4,736	86,953
Axogen, Inc.(a)	3,861	14,517
Axonics, Inc.(a)(b)	4,841	247,908
Beyond Air, Inc.(a)	2,919	6,801
Butterfly Network, Inc., Class A(a)(b)	12,367	10,474
Cerus Corp.(a)	14,502	20,303

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ClearPoint Neuro, Inc.(a)	2,678	$14,729
CONMED Corp.	2,950	287,507
Cutera, Inc.(a)	1,662	5,169
CVRx, Inc.(a)	1,038	13,888
DENTSPLY SIRONA, Inc.	21,109	641,925
Embecta Corp.	5,984	90,478
Enovis Corp.(a)	5,117	234,870
Envista Holdings Corp.(a)	16,409	381,837
Glaukos Corp.(a)	4,659	317,744
Globus Medical, Inc., Class A(a)	11,689	534,304
Haemonetics Corp.(a)	4,923	419,587
ICU Medical, Inc.(a)	1,993	195,434
Inari Medical, Inc.(a)	5,346	324,556
Inmode Ltd.(a)(b)	7,795	148,884
Inogen, Inc.(a)(b)	2,259	10,098
Inspire Medical Systems, Inc.(a)	2,894	425,881
Integer Holdings Corp.(a)	3,237	262,747
Integra LifeSciences Holdings Corp.(a)	6,950	249,922
iRadimed Corp.	566	23,059
iRhythm Technologies, Inc.(a)(b)	3,000	235,560
KORU Medical Systems, Inc.(a)	3,733	8,474
Lantheus Holdings, Inc.(a)(b)	6,712	433,595
LeMaitre Vascular, Inc.	1,873	90,990
LivaNova PLC(a)(b)	5,258	257,905
Masimo Corp.(a)	4,334	351,617
Merit Medical Systems, Inc.(a)	5,674	390,031
Nano-X Imaging Ltd.(a)(b)	4,692	23,695
Neogen Corp.(a)	21,322	317,485
Nevro Corp.(a)	3,831	55,281
Novocure Ltd.(a)	10,919	145,223
Omnicell, Inc.(a)	4,567	162,311
OraSure Technologies, Inc.(a)	8,682	44,799
Orchestra BioMed Holdings, Inc.(a)(b)	1,935	9,075
Orthofix Medical, Inc.(a)	3,710	40,958
OrthoPediatrics Corp.(a)	1,544	37,766
Outset Medical, Inc.(a)(b)	5,227	18,504
Paragon 28, Inc.(a)	3,871	33,407
Penumbra, Inc.(a)	3,566	681,641
PROCEPT BioRobotics Corp.(a)(b)	3,711	99,418
Pulmonx Corp.(a)	4,447	39,089
Pulse Biosciences, Inc.(a)(b)	2,389	10,798
QuidelOrtho Corp.(a)	5,360	327,389
RxSight, Inc.(a)	2,526	55,926
Sanara Medtech, Inc.(a)	346	9,512
Semler Scientific, Inc.(a)(b)	563	16,423
Shockwave Medical, Inc.(a)	3,641	750,993
SI-BONE, Inc.(a)(b)	3,637	61,865
Sight Sciences, Inc.(a)	1,934	3,065
Silk Road Medical, Inc.(a)(b)	3,984	29,920
STAAR Surgical Co.(a)	4,723	197,516
Surmodics, Inc.(a)	1,487	43,807
Tactile Systems Technology, Inc.(a)	2,279	24,887
Tandem Diabetes Care, Inc.(a)	6,978	120,719
Tela Bio, Inc.(a)	1,497	8,742
TransMedics Group, Inc.(a)(b)	3,055	114,501
Treace Medical Concepts, Inc.(a)	4,034	40,461
UFP Technologies, Inc.(a)	660	102,907
Utah Medical Products, Inc.	250	19,880
Varex Imaging Corp.(a)	4,134	74,619

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Vicarious Surgical, Inc., Class A(a)	5,566	$2,296
Zimvie, Inc.(a)	3,181	22,458
Zynex, Inc.(a)	1,666	14,794

		10,864,452

Health Care Providers & Services — 2.3%
23andMe Holding Co., Class A(a)(b)	22,960	19,449
Acadia Healthcare Co., Inc.(a)	8,857	651,078
Accolade, Inc.(a)	7,352	47,788
AdaptHealth Corp.(a)	9,271	67,956
Addus HomeCare Corp.(a)	1,623	128,055
Agiliti, Inc.(a)	3,689	20,769
agilon health, Inc.(a)(b)	28,812	518,616
AirSculpt Technologies, Inc.(a)	1,598	9,588
Alignment Healthcare, Inc.(a)	8,864	60,984
Amedisys, Inc.(a)	3,134	286,730
AMN Healthcare Services, Inc.(a)	3,885	294,716
Apollo Medical Holdings, Inc.(a)	4,285	133,735
Aveanna Healthcare Holdings, Inc.(a)	2,434	3,359
Brookdale Senior Living, Inc.(a)(b)	20,070	78,474
Cano Health, Inc., Class A(a)	24,047	3,162
CareMax, Inc., Class A(a)	5,496	10,992
Castle Biosciences, Inc.(a)	2,129	33,255
Chemed Corp.	1,466	824,845
Community Health Systems, Inc.(a)	15,955	34,144
CorVel Corp.(a)	838	162,522
Cross Country Healthcare, Inc.(a)	3,381	78,304
DaVita, Inc.(a)	5,319	410,786
DocGo, Inc.(a)(b)	9,577	56,887
Encompass Health Corp.	9,772	611,336
Enhabit, Inc.(a)	5,526	40,727
Ensign Group, Inc.	5,316	513,526
Fulgent Genetics, Inc.(a)	1,832	43,858
Guardant Health, Inc.(a)	11,203	289,934
HealthEquity, Inc.(a)	8,188	586,916
Henry Schein, Inc.(a)(b)	13,021	846,105
Hims & Hers Health, Inc., Class A(a)	13,242	79,187
InfuSystem Holdings, Inc.(a)	1,767	16,928
Innovage Holding Corp.(a)	2,921	15,861
Invitae Corp.(a)(b)	21,028	12,737
Joint Corp.(a)	1,125	8,786
LifeStance Health Group, Inc.(a)(b)	11,613	67,704
ModivCare, Inc.(a)	1,111	46,929
National HealthCare Corp.	1,305	87,905
National Research Corp.	1,346	56,882
NeoGenomics, Inc.(a)	13,017	182,498
OPKO Health, Inc.(a)	41,274	51,592
Option Care Health, Inc.(a)	16,592	460,096
Owens & Minor, Inc.(a)	8,050	115,356
P3 Health Partners, Inc., Class A(a)	3,386	4,842
Patterson Cos., Inc.	8,466	257,874
Pediatrix Medical Group, Inc.(a)	8,309	95,221
Pennant Group, Inc.(a)	3,537	38,447
PetIQ, Inc., Class A(a)	3,067	57,568
Premier, Inc., Class A	11,636	223,644
Privia Health Group, Inc.(a)	10,698	224,872
Progyny, Inc.(a)(b)	7,782	240,153
Quipt Home Medical Corp.(a)	3,438	16,262
R1 RCM, Inc.(a)	15,651	184,525
RadNet, Inc.(a)	5,723	154,292

11

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.	10,447	$237,460
Surgery Partners, Inc.(a)	6,432	148,772
Tenet Healthcare Corp.(a)(b)	9,987	536,302
U.S. Physical Therapy, Inc.	1,424	119,773
Universal Health Services, Inc., Class B	6,086	766,167
Viemed Healthcare, Inc.(a)	2,808	17,718

		11,394,949

Health Care REITs — 0.6%
CareTrust REIT, Inc.	10,248	220,537
Community Healthcare Trust, Inc.	2,920	83,716
Diversified Healthcare Trust	21,017	43,505
Global Medical REIT, Inc.	5,068	43,889
Healthcare Realty Trust, Inc.	37,632	540,019
LTC Properties, Inc.	4,440	140,348
Medical Properties Trust, Inc.	60,427	288,841
National Health Investors, Inc.	4,216	210,969
Omega Healthcare Investors, Inc.	23,151	766,298
Physicians Realty Trust	24,497	266,038
Sabra Health Care REIT, Inc.	22,767	310,542
Universal Health Realty Income Trust	1,190	45,744

		2,960,446

Health Care Technology — 0.3%
American Well Corp., Class A(a)	26,639	31,168
Certara, Inc.(a)	12,073	147,170
Computer Programs and Systems, Inc.(a)	1,293	18,218
Definitive Healthcare Corp., Class A(a)	4,523	26,053
Doximity, Inc., Class A(a)(b)	12,290	251,085
Evolent Health, Inc., Class A(a)	10,966	267,899
Health Catalyst, Inc.(a)	6,249	46,805
HealthStream, Inc.	2,051	52,096
Multiplan Corp., Class A(a)	38,302	64,730
NextGen Healthcare, Inc.(a)	5,759	137,755
OptimizeRx Corp.(a)	1,521	12,259
Phreesia, Inc.(a)(b)	5,670	77,452
Schrodinger, Inc.(a)	5,617	121,889
Sharecare, Inc., Class A(a)	27,303	28,668
Simulations Plus, Inc.	1,652	58,266
Teladoc Health, Inc.(a)(b)	16,551	273,754
Veradigm, Inc.(a)	10,659	140,592

		1,755,859

Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	21,274	333,576
Braemar Hotels & Resorts, Inc.	5,143	13,475
Chatham Lodging Trust	4,196	38,813
DiamondRock Hospitality Co.	21,847	168,877
Hersha Hospitality Trust, Class A	2,849	28,262
Host Hotels & Resorts, Inc.	70,507	1,091,448
Park Hotels & Resorts, Inc.	20,642	238,002
Pebblebrook Hotel Trust(b)	11,160	133,139
RLJ Lodging Trust	16,350	153,690
Ryman Hospitality Properties, Inc.	5,700	487,920
Service Properties Trust	15,500	112,375
Summit Hotel Properties, Inc.	8,770	49,463
Sunstone Hotel Investors, Inc.	20,779	193,245
Xenia Hotels & Resorts, Inc.	11,631	135,269

		3,177,554

Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc., Class A(a)	4,633	45,635
Aramark	23,723	638,860
Bally’s Corp.(a)	2,337	21,313

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc., Class B(a)	53	$7,832
BJ’s Restaurants, Inc.(a)	2,465	63,400
Bloomin’ Brands, Inc.	8,401	196,079
Bluegreen Vacations Holding Corp.	1,141	38,235
Bowlero Corp., Class A(a)(b)	2,427	24,488
Boyd Gaming Corp.	7,478	413,160
Brinker International, Inc.(a)	4,406	149,452
Carrols Restaurant Group, Inc.(a)	3,247	18,670
Cava Group, Inc.(a)(b)	1,557	49,186
Century Casinos, Inc.(a)	1,954	8,559
Cheesecake Factory, Inc.	4,950	153,797
Choice Hotels International, Inc.	3,016	333,268
Churchill Downs, Inc.	7,140	784,258
Chuy’s Holdings, Inc.(a)(b)	1,543	51,937
Cracker Barrel Old Country Store, Inc.	2,212	146,788
Dave & Buster’s Entertainment, Inc.(a)(b)	3,536	123,548
Denny’s Corp.(a)	4,696	40,480
Dine Brands Global, Inc.	1,667	82,166
El Pollo Loco Holdings, Inc.(a)	2,705	22,587
Everi Holdings, Inc.(a)	8,476	91,456
First Watch Restaurant Group, Inc.(a)	1,718	28,708
Full House Resorts, Inc.(a)	3,313	12,424
Global Business Travel Group I(a)	2,686	13,242
Golden Entertainment, Inc.	2,153	67,518
Hilton Grand Vacations, Inc.(a)	8,155	293,172
Hyatt Hotels Corp., Class A	4,592	470,404
Inspired Entertainment, Inc.(a)	2,141	21,367
International Game Technology PLC	11,091	281,933
Jack in the Box, Inc.	2,077	131,225
Krispy Kreme, Inc.(b)	8,831	114,185
Kura Sushi USA, Inc., Class A(a)(b)	525	29,999
Life Time Group Holdings, Inc.(a)(b)	4,361	51,547
Light & Wonder, Inc., Class A(a)	8,931	652,945
Lindblad Expeditions Holdings, Inc.(a)(b)	2,950	18,349
Marriott Vacations Worldwide Corp.	3,728	334,998
Monarch Casino & Resort, Inc.	1,230	74,034
Mondee Holdings, Inc., Class A(a)	4,008	14,790
Nathan’s Famous, Inc.	181	11,848
Noodles & Co., Class A(a)	3,368	7,174
Norwegian Cruise Line Holdings Ltd.(a)(b)	42,221	574,206
ONE Group Hospitality, Inc.(a)(b)	2,056	9,067
Papa John’s International, Inc.	3,386	220,158
Penn Entertainment, Inc.(a)(b)	15,943	314,555
Planet Fitness, Inc., Class A(a)	8,430	465,926
PlayAGS, Inc.(a)	3,517	25,111
Portillo’s, Inc., Class A(a)	4,982	74,481
Potbelly Corp.(a)(b)	2,295	20,196
RCI Hospitality Holdings, Inc.	737	40,174
Red Robin Gourmet Burgers, Inc.(a)(b)	1,528	12,362
Red Rock Resorts, Inc., Class A	4,575	180,941
Rush Street Interactive, Inc., Class A(a)	6,429	22,952
Sabre Corp.(a)	32,069	112,242
SeaWorld Entertainment, Inc.(a)	3,762	162,067
Shake Shack, Inc., Class A(a)(b)	3,674	205,891
Six Flags Entertainment Corp.(a)	7,406	147,379
Super Group SGHC Ltd.	12,370	47,377
Sweetgreen, Inc., Class A(a)	10,300	106,399
Target Hospitality Corp.(a)	3,565	48,947
Texas Roadhouse, Inc.	6,593	669,453
Travel & Leisure Co.	7,041	239,605
Vail Resorts, Inc.	3,841	815,252
Wendy’s Co.	17,624	335,208

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	3,040	$555,621
Wyndham Hotels & Resorts, Inc.	8,348	604,395
Wynn Resorts Ltd.	10,275	901,939
Xponential Fitness, Inc., Class A(a)(b)	2,323	33,149

		13,080,069

Household Durables — 1.9%
Beazer Homes USA, Inc.(a)	2,976	71,989
Cavco Industries, Inc.(a)	818	204,099
Century Communities, Inc.	2,749	169,064
Cricut, Inc., Class A(b)	5,961	50,847
Dream Finders Homes, Inc., Class A(a)(b)	2,554	50,288
Ethan Allen Interiors, Inc.	2,152	56,512
GoPro, Inc., Class A(a)	11,108	27,881
Green Brick Partners, Inc.(a)	2,631	101,820
Helen of Troy Ltd.(a)(b)	2,339	229,971
Hooker Furnishings Corp.	1,245	20,816
Hovnanian Enterprises, Inc., Class A(a)(b)	450	31,266
Installed Building Products, Inc.	2,293	256,059
iRobot Corp.(a)	2,647	87,166
KB Home	7,220	319,124
Landsea Homes Corp.(a)	1,435	10,676
La-Z-Boy, Inc.	4,252	124,328
Legacy Housing Corp.(a)	1,333	24,674
Leggett & Platt, Inc.	13,246	310,354
LGI Homes, Inc.(a)	1,954	184,673
Lovesac Co.(a)	1,199	19,736
M/I Homes, Inc.(a)	2,578	211,576
MDC Holdings, Inc.	5,754	218,364
Meritage Homes Corp.	3,653	416,515
Mohawk Industries, Inc.(a)	5,312	426,979
Newell Brands, Inc.	39,452	265,117
PulteGroup, Inc.	21,883	1,610,370
Purple Innovation, Inc.	4,336	4,206
Skyline Champion Corp.(a)	5,381	315,488
Snap One Holdings Corp.(a)	2,384	17,856
Sonos, Inc.(a)	12,279	132,368
Taylor Morrison Home Corp.(a)	10,310	395,079
Tempur Sealy International, Inc.	16,407	655,132
Toll Brothers, Inc.	10,907	771,234
TopBuild Corp.(a)	3,176	726,542
Traeger, Inc.(a)	3,244	8,532
Tri Pointe Homes, Inc.(a)(b)	9,806	245,738
United Homes Group, Inc., Class A(a)	1,384	9,273
Vizio Holding Corp., Class A(a)	7,948	40,455
VOXX International Corp., Class A(a)(b)	1,266	11,609
Whirlpool Corp.	5,412	565,879

		9,399,655

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	915	39,921
Central Garden & Pet Co., Class A(a)	3,799	150,782
Energizer Holdings, Inc.	6,937	219,071
Oil-Dri Corp. of America	420	24,058
Reynolds Consumer Products, Inc.	5,484	139,458
Spectrum Brands Holdings, Inc.	4,109	309,490
WD-40 Co.(b)	1,315	277,991

		1,160,771

Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc., Class A(a)	5,233	27,787
Brookfield Renewable Corp., Class A	13,550	308,398
Clearway Energy, Inc., Class A	3,594	73,210
Clearway Energy, Inc., Class C	8,254	179,195

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Montauk Renewables, Inc.(a)	7,487	$75,319
Ormat Technologies, Inc.	5,119	315,023
Sunnova Energy International, Inc.(a)(b)	9,502	86,753
Vistra Corp.	36,642	1,198,926

		2,264,611

Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	3,056	43,456

Industrial REITs — 0.9%
Americold Realty Trust, Inc.	27,064	709,618
EastGroup Properties, Inc.	4,279	698,547
First Industrial Realty Trust, Inc.	13,517	571,769
Innovative Industrial Properties, Inc.	2,809	201,770
LXP Industrial Trust	28,327	224,067
Plymouth Industrial REIT, Inc.	4,007	79,900
Rexford Industrial Realty, Inc.	20,584	890,052
STAG Industrial, Inc.	17,870	593,641
Terreno Realty Corp.	7,981	425,228

		4,394,592

Insurance — 3.6%
Ambac Financial Group, Inc.(a)	4,912	59,583
American Coastal Insurance Corp.(a)	1,906	14,276
American Equity Investment Life Holding Co.(a)	7,977	422,462
American Financial Group, Inc.	7,363	805,218
AMERISAFE, Inc.	2,062	105,100
Argo Group International Holdings Ltd.	3,336	99,546
Assurant, Inc.	5,185	772,046
Assured Guaranty Ltd.	5,713	356,491
Axis Capital Holdings Ltd.	8,524	486,720
Brighthouse Financial, Inc.(a)	7,167	324,665
BRP Group, Inc., Class A(a)	5,932	124,157
CNO Financial Group, Inc.	12,822	297,214
Crawford & Co., Class A	1,507	13,789
Donegal Group, Inc., Class A	2,178	30,753
eHealth, Inc.(a)	3,712	31,849
Employers Holdings, Inc.	1,304	49,552
Enstar Group Ltd.(a)	1,191	282,231
Everest Group Ltd.	4,307	1,703,935
F&G Annuities & Life, Inc.	2,153	66,076
Fidelis Insurance Holdings Ltd.	1,922	27,177
First American Financial Corp.	9,930	510,799
Genworth Financial, Inc., Class A(a)	34,919	209,165
Globe Life, Inc.	9,343	1,087,151
GoHealth, Inc., Class A(a)	784	11,007
Goosehead Insurance, Inc., Class A(a)(b)	2,167	140,573
Greenlight Capital Re Ltd., Class A(a)(b)	2,446	27,273
Hanover Insurance Group, Inc.	3,629	425,355
HCI Group, Inc.	656	38,684
Hippo Holdings, Inc.(a)(b)	588	4,234
Horace Mann Educators Corp.	2,534	80,404
Investors Title Co.	146	20,996
James River Group Holdings Ltd.	3,600	49,500
Kemper Corp.	6,309	251,603
Kingsway Financial Services, Inc.(a)	1,645	12,699
Kinsale Capital Group, Inc.	2,164	722,581
Lemonade, Inc.(a)(b)	4,817	52,698
Lincoln National Corp.	16,628	361,992
Maiden Holdings Ltd.(a)	9,593	15,733
MBIA, Inc.(a)	4,394	30,231
Mercury General Corp.	2,878	88,873
National Western Life Group, Inc., Class A	238	113,978
NI Holdings, Inc.(a)	788	10,000

13

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Old Republic International Corp.	27,665	$757,468
Oscar Health, Inc., Class A(a)	16,732	85,668
Palomar Holdings, Inc.(a)	2,349	117,638
Primerica, Inc.	3,723	711,689
ProAssurance Corp.	2,756	46,852
Reinsurance Group of America, Inc.	6,828	1,020,581
RenaissanceRe Holdings Ltd.	5,022	1,102,781
RLI Corp.	4,082	543,886
Ryan Specialty Holdings, Inc., Class A(a)(b)	9,574	413,597
Safety Insurance Group, Inc.	1,397	105,012
Selective Insurance Group, Inc.	6,061	631,011
Selectquote, Inc.(a)	12,310	16,249
SiriusPoint Ltd.(a)	9,467	93,250
Skyward Specialty Insurance Group, Inc.(a)	2,664	74,992
Stewart Information Services Corp.	1,624	70,920
Tiptree, Inc.	2,041	30,840
Trupanion, Inc.(a)(b)	4,019	82,791
United Fire Group, Inc.	1,943	39,132
Universal Insurance Holdings, Inc.	2,979	46,651
Unum Group	20,159	985,775
White Mountains Insurance Group Ltd.	249	356,257

		17,671,409

Interactive Media & Services — 0.5%
Bumble, Inc., Class A(a)(b)	9,581	128,769
Cargurus, Inc., Class A(a)	9,893	170,456
Cars.com, Inc.(a)	6,664	101,493
DHI Group, Inc.(a)	3,723	10,201
Eventbrite, Inc., Class A(a)	8,149	67,474
EverQuote, Inc., Class A(a)	1,762	15,135
fuboTV, Inc.(a)(b)	27,529	66,620
Grindr, Inc.(a)(b)	3,721	22,140
IAC, Inc.(a)	7,481	318,316
MediaAlpha, Inc., Class A(a)	2,009	20,652
Nextdoor Holdings, Inc., Class A(a)(b)	14,622	26,612
Outbrain, Inc.(a)	4,296	18,344
QuinStreet, Inc.(a)	6,260	70,801
Shutterstock, Inc.	2,368	96,330
System1, Inc., Class A(a)	3,286	3,812
TripAdvisor, Inc.(a)	10,735	158,449
TrueCar, Inc.(a)	6,796	12,437
Vimeo, Inc.(a)	10,895	33,557
Yelp, Inc.(a)	6,438	271,619
Ziff Davis, Inc.(a)	4,694	283,799
ZipRecruiter, Inc., Class A(a)	7,001	74,561
ZoomInfo Technologies, Inc., CLass A(a)	31,338	406,140

		2,377,717

IT Services — 0.7%
Amdocs Ltd.	11,959	958,633
BigBear.ai Holdings, Inc.(a)(b)	224	284
BigCommerce Holdings, Inc., Series-1(a)	7,011	62,328
Brightcove, Inc.(a)	2,788	8,587
DigitalOcean Holdings, Inc.(a)	6,065	124,090
DXC Technology Co.(a)	21,058	424,740
Fastly, Inc., Class A(a)(b)	12,339	181,013
Globant SA(a)(b)	4,133	703,809
Grid Dynamics Holdings, Inc., Class A(a)	6,142	62,280
Hackett Group, Inc.	2,311	51,512
Information Services Group, Inc.	3,455	14,027
Kyndryl Holdings, Inc.(a)	22,777	333,228
Perficient, Inc.(a)	3,434	199,824
Rackspace Technology, Inc.(a)	11,470	13,993

Security	Shares	Value

IT Services (continued)
Squarespace, Inc., Class A(a)	4,459	$126,680
Thoughtworks Holding, Inc.(a)(b)	8,984	30,456
Tucows, Inc., Class A(a)	1,356	22,903
Unisys Corp.(a)	6,488	18,037

		3,336,424

Leisure Products — 0.7%
Acushnet Holdings Corp.	3,198	162,970
AMMO, Inc.(a)	6,541	19,034
Brunswick Corp.	7,093	492,751
Clarus Corp.	1,641	9,501
Escalade, Inc.	1,074	18,301
Funko, Inc., Class A(a)	3,070	23,670
Hasbro, Inc.	13,084	590,743
JAKKS Pacific, Inc.(a)	654	10,967
Johnson Outdoors, Inc., Class A	523	24,869
Latham Group, Inc.(a)	3,286	7,525
Malibu Boats, Inc., Class A(a)(b)	2,048	89,334
Marine Products Corp.	440	4,286
MasterCraft Boat Holdings, Inc.(a)	1,528	31,232
Mattel, Inc.(a)(b)	35,274	673,028
Peloton Interactive, Inc., Class A(a)(b)	31,428	149,597
Polaris, Inc.	5,362	463,384
Smith & Wesson Brands, Inc.	5,142	75,742
Solo Brands, Inc., Class A(a)	1,709	6,580
Sturm Ruger & Co., Inc.	1,584	87,674
Topgolf Callaway Brands Corp.(a)(b)	13,760	168,147
Vista Outdoor, Inc.(a)	5,893	148,032
YETI Holdings, Inc.(a)(b)	8,703	370,051

		3,627,418

Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(a)	9,288	327,681
Adaptive Biotechnologies Corp.(a)	12,846	57,036
Akoya Biosciences, Inc.(a)	1,301	4,553
Azenta, Inc.(a)	6,504	295,607
BioLife Solutions, Inc.(a)(b)	4,064	41,046
Bio-Techne Corp.	15,503	846,929
Bruker Corp.	10,504	598,728
Charles River Laboratories International, Inc.(a)	5,074	854,259
Codexis, Inc.(a)	4,539	7,535
CryoPort, Inc.(a)	3,836	37,209
Cytek Biosciences, Inc.(a)	11,649	49,042
Harvard Bioscience, Inc.(a)	3,631	15,940
Maravai LifeSciences Holdings, Inc., Class A(a)	11,160	76,558
MaxCyte, Inc.(a)	7,255	21,475
Medpace Holdings, Inc.(a)	2,319	562,752
Mesa Laboratories, Inc.	475	44,569
NanoString Technologies, Inc.(a)(b)	4,005	5,527
Nautilus Biotechnology, Inc.(a)	3,652	9,349
OmniAb, Inc.(a)	9,388	42,715
OmniAb, Inc., 12.50 Earnout Shares(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	24,562	151,793
QIAGEN NV(a)	23,018	861,564
Quanterix Corp.(a)	3,510	76,237
Quantum-Si, Inc., Class A(a)	8,727	10,472
Repligen Corp.(a)(b)	5,554	747,346
Seer, Inc., Class A(a)	4,339	7,116
SomaLogic, Inc., Class A(a)	14,520	32,380
Sotera Health Co.(a)(b)	9,472	119,916

		5,905,334

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 4.1%
374Water, Inc.(a)	5,305	$9,125
3D Systems Corp.(a)	13,851	51,664
AGCO Corp.	6,306	723,046
Alamo Group, Inc.	956	153,247
Albany International Corp., Class A	3,164	258,214
Allison Transmission Holdings, Inc.	9,069	457,259
Astec Industries, Inc.	2,247	89,970
Barnes Group, Inc.	4,976	103,451
Blue Bird Corp.(a)	1,719	31,303
Chart Industries, Inc.(a)(b)	4,231	491,769
Columbus McKinnon Corp.	2,923	89,356
Commercial Vehicle Group, Inc.(a)	3,178	22,151
Crane Co.	4,780	465,237
Desktop Metal, Inc., Class A(a)(b)	35,162	30,464
Donaldson Co., Inc.	12,201	703,510
Douglas Dynamics, Inc.	2,394	58,126
Energy Recovery, Inc.(a)(b)	5,466	83,083
Enerpac Tool Group Corp., Class A	5,515	156,074
EnPro Industries, Inc.	2,118	235,225
Esab Corp.	5,634	356,632
ESCO Technologies, Inc.	2,539	246,842
Federal Signal Corp.	5,896	342,204
Flowserve Corp.	13,054	479,343
Franklin Electric Co., Inc.	4,539	393,622
Gates Industrial Corp. PLC(a)	10,866	118,657
Gencor Industries, Inc.(a)	1,044	14,825
Gorman-Rupp Co.	2,064	60,991
Graco, Inc.	16,650	1,237,927
Greenbrier Cos., Inc.	3,038	105,084
Helios Technologies, Inc.	3,341	172,796
Hillenbrand, Inc.	6,654	253,052
Hillman Solutions Corp.(a)	18,862	123,735
Hyliion Holdings Corp., Class A(a)(b)	11,844	7,063
Hyster-Yale Materials Handling, Inc.	1,311	52,453
ITT, Inc.	8,192	764,723
John Bean Technologies Corp.	3,197	332,552
Kadant, Inc.(b)	1,145	251,900
Kennametal, Inc.	7,897	182,500
Lincoln Electric Holdings, Inc.	5,564	972,587
Lindsay Corp.	1,084	135,413
Luxfer Holdings PLC	2,124	17,565
Manitowoc Co., Inc.(a)	2,941	37,645
Mayville Engineering Co., Inc.(a)	1,163	14,061
Microvast Holdings, Inc.(a)(b)	13,682	16,829
Middleby Corp.(a)	5,234	590,762
Miller Industries, Inc.	1,249	45,426
Mueller Industries, Inc.	11,070	417,450
Mueller Water Products, Inc., Class A	15,715	194,394
Nikola Corp.(a)(b)	66,045	71,329
Nordson Corp.	5,707	1,213,251
Omega Flex, Inc.	303	22,140
Oshkosh Corp.	6,509	571,034
Park-Ohio Holdings Corp.	887	20,117
Pentair PLC	16,399	953,110
Proto Labs, Inc.(a)	2,487	58,718
RBC Bearings, Inc.(a)(b)	2,789	613,134
REV Group, Inc.	2,927	41,680
Shyft Group, Inc.	3,287	36,091
Snap-on, Inc.	5,219	1,346,189
SPX Technologies, Inc.(a)	4,410	353,329
Standex International Corp.	1,145	164,388
Tennant Co.	1,828	135,674

Security	Shares	Value

Machinery (continued)
Terex Corp.	6,746	$308,967
Timken Co.	6,273	433,590
Titan International, Inc.(a)	5,698	64,729
Toro Co.	10,408	841,383
Trinity Industries, Inc.	7,929	165,161
Velo3D, Inc.(a)(b)	11,124	14,684
Wabash National Corp.	4,807	99,457
Watts Water Technologies, Inc., Class A	2,662	460,553

		20,140,015

Marine Transportation — 0.2%
Costamare, Inc.	4,332	39,118
Eagle Bulk Shipping, Inc.	981	40,025
Genco Shipping & Trading Ltd.	4,343	57,197
Golden Ocean Group Ltd.	13,236	95,961
Himalaya Shipping Ltd.	2,508	11,386
Kirby Corp.(a)	5,861	437,817
Matson, Inc.	3,494	304,153
Pangaea Logistics Solutions Ltd.	2,775	16,067
Safe Bulkers, Inc.	6,947	21,814

		1,023,538

Media — 1.1%
Advantage Solutions, Inc., Class A(a)	7,451	17,137
AMC Networks, Inc., Class A(a)	2,693	31,777
Boston Omaha Corp., Class A(a)	1,772	25,216
Cable One, Inc.	553	304,078
Cardlytics, Inc.(a)	3,678	45,571
Clear Channel Outdoor Holdings, Inc.(a)(b)	42,082	46,290
Daily Journal Corp.(a)	101	29,380
DISH Network Corp., Class A(a)(b)	24,911	122,064
Emerald Holding, Inc.(a)	3,630	18,077
Entravision Communications Corp., Class A	4,839	17,324
EW Scripps Co., Class A(a)	5,145	28,143
Gambling.com Group Ltd.(a)	698	9,046
Gannett Co., Inc.(a)(b)	16,497	38,603
Gray Television, Inc.	8,820	57,506
iHeartMedia, Inc., Class A(a)	10,087	23,705
Integral Ad Science Holding Corp.(a)	4,616	52,992
Interpublic Group of Cos., Inc.	38,553	1,094,905
John Wiley & Sons, Inc., Class A	4,174	126,347
Liberty Media Corp.-Liberty Live, Class A	1,710	53,420
Liberty Media Corp.-Liberty SiriusXM(a)(b)	15,222	373,700
Liberty Media Corp.-Liberty SiriusXM, Class A	8,115	198,736
Magnite, Inc.(a)	12,691	84,268
New York Times Co., Class A	15,902	641,010
News Corp., Class A	37,831	782,345
News Corp., Class B	11,991	257,087
Nexstar Media Group, Inc., Class A	3,460	484,677
PubMatic, Inc., Class A(a)	4,975	56,068
Scholastic Corp.	2,611	96,346
Sinclair, Inc., Class A	3,646	39,632
Stagwell, Inc., Class A(a)(b)	6,738	27,761
TechTarget, Inc.(a)	2,872	72,317
TEGNA, Inc.	20,573	298,514
Thryv Holdings, Inc.(a)	3,171	55,271
Townsquare Media, Inc., Class A	1,221	10,501
Urban One, Inc., Class A(a)	2,553	13,863
Urban One, Inc., Class D(a)	388	2,060
WideOpenWest, Inc.(a)	5,083	35,784

		5,671,521

Metals & Mining — 1.7%
5E Advanced Materials, Inc.(a)	2,976	6,696

15

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Alcoa Corp.	17,830	$457,161
Alpha Metallurgical Resources, Inc.	1,214	267,032
Arch Resources, Inc., Class A	1,817	274,058
ATI, Inc.(a)(b)	12,548	473,938
Caledonia Mining Corp. PLC	1,412	15,631
Carpenter Technology Corp.	4,681	293,592
Century Aluminum Co.(a)	4,172	27,577
Cleveland-Cliffs, Inc.(a)	51,073	857,005
Coeur Mining, Inc.(a)	36,042	90,465
Commercial Metals Co.	11,666	493,355
Compass Minerals International, Inc.	3,436	84,663
Constellium SE, Class A(a)	12,618	199,364
Contango ORE, Inc.(a)	488	8,320
Dakota Gold Corp.(a)	5,742	16,537
Haynes International, Inc.	1,262	54,298
Hecla Mining Co.	61,775	251,424
i-80 Gold Corp.(a)	17,174	24,044
Ivanhoe Electric, Inc.(a)(b)	4,960	50,790
Kaiser Aluminum Corp.	1,618	91,902
Materion Corp.	2,055	199,294
MP Materials Corp., Class A(a)(b)	10,117	165,919
Novagold Resources, Inc.(a)	24,683	86,884
Olympic Steel, Inc.	817	41,479
Perpetua Resources Corp.(a)(b)	3,812	13,761
Piedmont Lithium, Inc.(a)(b)	1,784	49,007
PolyMet Mining Corp.(a)	3,101	6,512
Ramaco Resources, Inc., Class A	1,835	21,616
Ramaco Resources, Inc., Class B	367	4,591
Reliance Steel & Aluminum Co.	5,842	1,486,088
Royal Gold, Inc.	6,466	674,598
Ryerson Holding Corp.	2,630	76,402
Schnitzer Steel Industries, Inc., Class A	2,737	62,157
SSR Mining, Inc.	20,303	281,806
SunCoke Energy, Inc.	8,879	84,439
TimkenSteel Corp.(a)	4,454	90,550
Tredegar Corp.	2,462	11,030
U.S. Steel Corp.	22,444	760,627
Warrior Met Coal, Inc.	5,164	251,642
Worthington Industries, Inc.	2,991	184,306

		8,590,560

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	1,189	12,580
AGNC Investment Corp.	60,540	446,785
Angel Oak Mortgage REIT, Inc., Series 13A	758	6,344
Annaly Capital Management, Inc.	50,572	789,429
Apollo Commercial Real Estate Finance, Inc.	14,100	140,436
Arbor Realty Trust, Inc.	15,209	191,785
Ares Commercial Real Estate Corp.	4,447	40,779
ARMOUR Residential REIT, Inc.	4,049	58,994
Blackstone Mortgage Trust, Inc., Class A	17,397	347,070
BrightSpire Capital, Inc., Class A	13,451	76,133
Chicago Atlantic Real Estate Finance, Inc.	2,004	28,236
Chimera Investment Corp.	24,302	116,650
Claros Mortgage Trust, Inc.	9,492	99,002
Dynex Capital, Inc.	5,088	51,083
Ellington Financial, Inc.	5,619	67,597
Franklin BSP Realty Trust, Inc.	8,290	104,537
Granite Point Mortgage Trust, Inc.	3,724	15,641
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,291	176,388
Invesco Mortgage Capital, Inc.	3,464	23,659

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
KKR Real Estate Finance Trust, Inc.	6,155	$64,258
Ladder Capital Corp., Class A	11,494	116,204
MFA Financial, Inc.	10,442	92,829
New York Mortgage Trust, Inc.	7,849	61,144
Nexpoint Real Estate Finance, Inc.	971	14,400
Orchid Island Capital, Inc.	3,741	23,493
PennyMac Mortgage Investment Trust	9,006	113,926
Ready Capital Corp.	15,664	147,711
Redwood Trust, Inc.	10,354	65,023
Rithm Capital Corp.	49,178	458,831
Starwood Property Trust, Inc.	30,680	544,570
TPG RE Finance Trust, Inc.	6,458	35,584
Two Harbors Investment Corp.	10,437	121,174

		4,652,275

Multi-Utilities — 0.4%
Avista Corp.	7,337	232,510
Black Hills Corp.	6,518	315,145
NiSource, Inc.	41,965	1,055,839
NorthWestern Corp.	6,160	295,742
Unitil Corp.	1,373	62,705

		1,961,941

Office REITs — 0.7%
Boston Properties, Inc.	15,784	845,549
Brandywine Realty Trust	13,623	50,950
City Office REIT, Inc.	3,573	13,613
Corporate Office Properties Trust	11,052	251,986
Cousins Properties, Inc.	15,574	278,307
Douglas Emmett, Inc.	14,995	168,094
Easterly Government Properties, Inc.	8,719	93,816
Equity Commonwealth	10,354	196,105
Highwoods Properties, Inc.	11,135	199,205
Hudson Pacific Properties, Inc.	12,119	54,051
JBG SMITH Properties	10,627	136,770
Kilroy Realty Corp.	11,780	336,672
Office Properties Income Trust	5,013	22,508
Orion Office REIT, Inc.	4,549	21,744
Paramount Group, Inc.	16,731	71,609
Peakstone Realty Trust, Class E(b)	3,455	44,639
Piedmont Office Realty Trust, Inc., Class A	14,088	73,398
Postal Realty Trust, Inc., Class A	1,528	20,231
SL Green Realty Corp.(b)	5,710	167,246
Vornado Realty Trust	17,865	343,008

		3,389,501

Oil, Gas & Consumable Fuels — 4.5%
Amplify Energy Corp.(a)	3,118	21,670
Antero Midstream Corp.	32,873	405,653
Antero Resources Corp.(a)	27,993	824,114
APA Corp.	30,927	1,228,420
Ardmore Shipping Corp.	3,942	52,389
Berry Corp.	6,916	57,749
California Resources Corp.	7,150	376,018
Callon Petroleum Co.(a)(b)	6,056	226,192
Centrus Energy Corp., Class A(a)	1,188	63,047
Chesapeake Energy Corp.	12,857	1,106,731
Chord Energy Corp.	4,217	697,154
Civitas Resources, Inc.	6,887	519,486
Clean Energy Fuels Corp.(a)(b)	18,471	64,464
CNX Resources Corp.(a)(b)	15,269	331,643
Comstock Resources, Inc.	9,352	117,835
CONSOL Energy, Inc.	3,320	305,075
Crescent Energy Co., Class A	4,553	55,456

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.	3,248	$106,372
Delek U.S. Holdings, Inc.	6,898	181,762
Denbury, Inc.(a)	4,956	440,539
DHT Holdings, Inc.	13,374	148,719
Dorian LPG Ltd.	3,252	103,966
DT Midstream, Inc.(a)	9,522	513,902
Earthstone Energy, Inc., Class A(a)	6,076	128,629
Empire Petroleum Corp.(a)(b)	1,078	9,012
Encore Energy Corp.	12,424	40,999
Energy Fuels, Inc.(a)(b)	16,156	129,410
Enviva, Inc.	2,638	9,550
EQT Corp.	36,142	1,531,698
Equitrans Midstream Corp.	43,144	382,687
Evolution Petroleum Corp.	2,595	16,686
Excelerate Energy, Inc., Class A	1,901	27,032
FLEX LNG Ltd.(a)	2,946	89,971
Gevo, Inc.(a)(b)	29,621	31,694
Golar LNG Ltd.	10,063	225,713
Granite Ridge Resources, Inc.	2,155	13,275
Green Plains, Inc.(a)(b)	2,103	61,786
Gulfport Energy Corp.(a)	1,075	132,881
Hallador Energy Co.(a)	1,901	26,576
HF Sinclair Corp.	14,411	798,081
HighPeak Energy, Inc.(b)	1,572	27,840
International Seaways, Inc.	4,262	204,960
Kinetik Holdings, Inc., Class A	1,497	53,054
Kosmos Energy Ltd.(a)	44,811	324,432
Magnolia Oil & Gas Corp., Class A	18,109	406,547
Matador Resources Co.	11,015	679,515
Murphy Oil Corp.	14,786	663,448
NACCO Industries, Inc., Class A	484	16,722
New Fortress Energy, Inc., Class A	6,341	192,132
NextDecade Corp.(a)	3,676	16,138
Nordic American Tankers Ltd.	21,537	98,855
Northern Oil and Gas, Inc.	8,168	313,161
Overseas Shipholding Group, Inc., Class A(a)	7,716	37,731
Ovintiv, Inc.	25,634	1,230,432
Par Pacific Holdings, Inc.(a)	5,709	187,369
PBF Energy, Inc., Class A	11,336	538,800
Peabody Energy Corp.	12,309	290,369
Permian Resources Corp., Class A	26,698	388,990
PrimeEnergy Resources Corp.(a)	168	17,963
Range Resources Corp.	23,497	842,132
REX American Resources Corp.(a)	1,955	74,310
Riley Exploration Permian, Inc.	901	28,517
Ring Energy, Inc.(a)	7,446	12,956
SandRidge Energy, Inc.	1,535	24,330
Scorpio Tankers, Inc.	4,885	274,293
SFL Corp. Ltd.	10,924	118,635
SilverBow Resources, Inc.(a)	1,671	56,981
Sitio Royalties Corp., Class A	8,224	203,297
SM Energy Co.	12,000	483,840
Southwestern Energy Co.(a)	108,359	772,600
Talos Energy, Inc.(a)(b)	11,071	171,600
Teekay Corp.(a)	5,790	40,704
Teekay Tankers Ltd., Class A	2,361	117,342
Tellurian, Inc.(a)(b)	59,862	41,305
Texas Pacific Land Corp.	575	1,061,421
Uranium Energy Corp.(a)(b)	36,320	216,104
VAALCO Energy, Inc.	12,420	55,517
Vertex Energy, Inc.(a)(b)	7,152	30,825
Vital Energy, Inc.(a)	1,731	86,619

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Vitesse Energy, Inc.	2,686	$63,631
W&T Offshore, Inc.(a)	9,251	38,392
World Kinect Corp.	6,291	116,383

		22,224,228

Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	1,527	51,628
Glatfelter Corp.(a)	3,535	6,116
Louisiana-Pacific Corp.	6,536	335,166
Sylvamo Corp.	3,621	160,410

		553,320

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	12,329	389,966
Allegiant Travel Co.	1,499	99,863
American Airlines Group, Inc.(a)	64,474	718,885
Blade Air Mobility, Inc., Class A(a)	4,942	10,526
Frontier Group Holdings, Inc.(a)	3,328	11,282
Hawaiian Holdings, Inc.(a)(b)	4,347	18,301
JetBlue Airways Corp.(a)(b)	33,238	124,975
Joby Aviation, Inc., Class A(a)(b)	28,915	152,382
SkyWest, Inc.(a)	4,470	188,500
Spirit Airlines, Inc.	11,276	129,449
Sun Country Airlines Holdings, Inc.(a)	3,548	46,195

		1,890,324

Personal Care Products — 0.5%
Beauty Health Co., Class A(a)(b)	7,546	30,561
BellRing Brands, Inc.(a)	13,368	584,583
Coty, Inc., Class A(a)	36,180	339,007
Edgewell Personal Care Co.	5,227	182,422
elf Beauty, Inc.(a)	5,362	496,682
Herbalife Ltd.(a)	10,550	150,338
Inter Parfums, Inc.	1,859	236,297
Medifast, Inc.	1,135	78,497
Nature’s Sunshine Products, Inc.(a)	822	14,714
Nu Skin Enterprises, Inc., Class A	5,054	95,975
Olaplex Holdings, Inc.(a)	11,336	16,097
USANA Health Sciences, Inc.(a)	1,062	48,374
Waldencast PLC, Class A(b)	3,806	29,230

		2,302,777

Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.(a)	7,259	36,150
Amneal Pharmaceuticals, Inc., Class A(a)(b)	12,791	49,501
Amphastar Pharmaceuticals, Inc.(a)	3,939	178,319
Amylyx Pharmaceuticals, Inc.(a)(b)	5,190	84,649
ANI Pharmaceuticals, Inc.(a)	1,401	86,498
Arvinas, Inc.(a)	4,718	76,054
Assertio Holdings, Inc.(a)	9,708	20,872
Atea Pharmaceuticals, Inc.(a)	6,727	21,863
Axsome Therapeutics, Inc.(a)	3,420	212,998
Biote Corp., Class A(a)(b)	2,285	12,179
Cara Therapeutics, Inc.(a)	4,328	5,583
Cassava Sciences, Inc.(a)(b)	4,389	88,438
Catalent, Inc.(a)(b)	18,021	619,742
Citius Pharmaceuticals, Inc.(a)(b)	11,887	8,946
Collegium Pharmaceutical, Inc.(a)	3,475	75,616
Corcept Therapeutics, Inc.(a)(b)	8,123	228,094
CorMedix, Inc.(a)(b)	4,098	14,261
Cymabay Therapeutics, Inc.(a)(b)	9,701	158,902
Edgewise Therapeutics, Inc.(a)(b)	5,250	33,600
Elanco Animal Health, Inc.(a)(b)	48,520	427,461
Enliven Therapeutics, Inc.(a)	2,085	25,833
Evolus, Inc.(a)	3,407	25,893

17

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Eyenovia, Inc.(a)	9,025	$11,732
EyePoint Pharmaceuticals, Inc.(a)	2,424	14,592
Harmony Biosciences Holdings, Inc.(a)(b)	3,433	80,813
Harrow, Inc.(a)	3,192	45,757
Ikena Oncology, Inc.(a)	2,181	8,789
Innoviva, Inc.(a)	5,483	68,044
Intra-Cellular Therapies, Inc.(a)	9,141	454,856
Jazz Pharmaceuticals PLC(a)	6,064	770,249
Ligand Pharmaceuticals, Inc.(a)	1,499	78,383
Liquidia Corp.(a)	4,969	32,348
Longboard Pharmaceuticals, Inc.(a)	1,665	9,016
Marinus Pharmaceuticals, Inc.(a)	4,463	30,973
NGM Biopharmaceuticals, Inc.(a)	3,413	2,901
Nuvation Bio, Inc., Class A(a)	11,978	11,542
Ocular Therapeutix, Inc.(a)	8,299	23,652
Omeros Corp.(a)(b)	5,484	6,526
Optinose, Inc.(a)	12,558	14,191
Organon & Co.	25,356	375,015
Pacira BioSciences, Inc.(a)	4,285	121,094
Perrigo Co. PLC	13,409	370,625
Phathom Pharmaceuticals, Inc.(a)	3,905	36,316
Phibro Animal Health Corp., Class A	1,994	21,774
Pliant Therapeutics, Inc.(a)	5,943	87,184
Prestige Consumer Healthcare, Inc.(a)	4,982	295,732
Revance Therapeutics, Inc.(a)	8,259	65,164
Scilex Holding Co., (Acquired 01/06/23, Cost: $50,126)(d)	4,783	8,867
scPharmaceuticals, Inc.(a)(b)	2,577	13,787
SIGA Technologies, Inc.	4,478	22,838
Supernus Pharmaceuticals, Inc.(a)	4,873	116,221
Taro Pharmaceutical Industries Ltd.(a)	732	24,859
Tarsus Pharmaceuticals, Inc.(a)	2,120	30,189
Terns Pharmaceuticals, Inc.(a)	3,857	20,288
Theravance Biopharma, Inc.(a)	5,461	51,552
Theseus Pharmaceuticals, Inc.(a)	2,332	5,364
Third Harmonic Bio, Inc.(a)	1,194	7,642
Trevi Therapeutics, Inc.(a)	5,359	9,539
Ventyx Biosciences, Inc.(a)	4,644	66,966
Verrica Pharmaceuticals, Inc.(a)(b)	2,416	8,891
WaVe Life Sciences Ltd.(a)	5,473	29,445
Xeris Biopharma Holdings, Inc.(a)	13,971	25,567
Zevra Therapeutics, Inc.(a)(b)	3,233	14,484

		5,985,219

Professional Services — 2.9%
Alight, Inc., Class A(a)	40,840	271,178
ASGN, Inc.(a)	4,851	404,864
Asure Software, Inc.(a)	2,252	19,052
Barrett Business Services, Inc.	766	70,058
BlackSky Technology, Inc., Class A(a)(b)	12,150	14,459
Booz Allen Hamilton Holding Corp., Class A	13,046	1,564,607
CACI International, Inc., Class A(a)	2,279	740,128
CBIZ, Inc.(a)	4,496	233,612
Ceridian HCM Holding, Inc.(a)(b)	14,761	944,852
Clarivate PLC(a)(b)	48,080	306,750
Concentrix Corp.	4,434	337,915
Conduent, Inc.(a)	19,301	61,570
CRA International, Inc.	643	62,442
CSG Systems International, Inc.	3,159	148,031
Dun & Bradstreet Holdings, Inc.	26,859	235,285
ExlService Holdings, Inc.(a)	15,979	417,212
Exponent, Inc.	4,978	364,838

Security	Shares	Value

Professional Services (continued)
First Advantage Corp.	5,203	$67,691
FiscalNote Holdings, Inc., Class A(a)(b)	6,358	8,456
Forrester Research, Inc.(a)	977	22,666
Franklin Covey Co.(a)	1,083	42,681
FTI Consulting, Inc.(a)	3,345	710,010
Genpact Ltd.	18,192	610,160
Heidrick & Struggles International, Inc.	1,687	41,062
HireQuest, Inc.	514	7,833
HireRight Holdings Corp.(a)	1,067	9,827
Huron Consulting Group, Inc.(a)	1,957	194,448
IBEX Holdings Ltd.(a)	872	14,231
ICF International, Inc.	1,882	238,506
Innodata, Inc.(a)	2,217	16,627
Insperity, Inc.	3,691	390,655
KBR, Inc.	13,419	780,315
Kelly Services, Inc., Class A	2,917	52,068
Kforce, Inc.	2,019	123,240
Korn Ferry	5,096	231,970
Legalzoom.com, Inc.(a)	10,895	108,623
ManpowerGroup, Inc.	5,194	363,424
Maximus, Inc.	5,992	447,722
Mistras Group, Inc.(a)	1,891	10,344
NV5 Global, Inc.(a)	1,310	123,598
Parsons Corp.(a)(b)	4,144	234,343
Paycor HCM, Inc.(a)(b)	5,510	118,906
Paylocity Holding Corp.(a)	4,216	756,350
Planet Labs PBC, Class A(a)(b)	17,056	36,841
Resources Connection, Inc.	2,762	37,204
Robert Half, Inc.	10,587	791,590
Science Applications International Corp.	5,364	585,963
Skillsoft Corp.	349	6,561
Sterling Check Corp.(a)(b)	3,088	34,524
TriNet Group, Inc.(a)	3,733	383,566
TrueBlue, Inc.(a)	2,952	32,679
TTEC Holdings, Inc.	2,269	46,696
Upwork, Inc.(a)	13,058	136,456
Verra Mobility Corp., Class A(a)	14,036	277,492
Willdan Group, Inc.(a)(b)	1,011	17,834

		14,310,015

Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(a)	667	8,371
Anywhere Real Estate, Inc.(a)	11,888	55,517
Compass, Inc., Class A(a)(b)	28,098	55,634
Cushman & Wakefield PLC(a)	13,512	99,583
DigitalBridge Group, Inc., Class A	15,984	253,346
Douglas Elliman, Inc.	8,342	14,765
eXp World Holdings, Inc.	7,565	100,388
Forestar Group, Inc.(a)(b)	1,946	46,218
FRP Holdings, Inc.(a)	670	36,039
Howard Hughes Holdings, Inc.(a)(b)	3,421	226,915
Jones Lang LaSalle, Inc.(a)	4,825	617,214
Kennedy-Wilson Holdings, Inc.	12,362	159,099
Marcus & Millichap, Inc.	2,265	65,005
Maui Land & Pineapple Co., Inc.(a)	1,085	15,884
Newmark Group, Inc., Class A	12,314	69,820
Opendoor Technologies, Inc.(a)	53,523	101,694
RE/MAX Holdings, Inc., Class A	1,639	17,636
Redfin Corp.(a)	10,653	49,643
RMR Group, Inc., Class A	1,457	32,812
St. Joe Co.	3,491	162,820
Stratus Properties, Inc.(a)	583	14,966

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Tejon Ranch Co.(a)	2,103	$32,639
Zillow Group, Inc., Class A(a)	5,835	207,318
Zillow Group, Inc., Class C(a)	15,218	551,652

		2,994,978

Residential REITs — 0.9%
American Homes 4 Rent, Class A	32,975	1,079,601
Apartment Income REIT Corp.	14,586	426,057
Apartment Investment and Management Co., Class A(a)	13,716	80,376
BRT Apartments Corp.	862	13,990
Camden Property Trust	10,438	885,977
Centerspace	1,383	67,186
Clipper Realty, Inc.	722	3,430
Elme Communities	8,639	110,234
Equity LifeStyle Properties, Inc.	17,727	1,166,437
Independence Realty Trust, Inc.	21,399	265,134
NexPoint Residential Trust, Inc.	2,383	64,317
UMH Properties, Inc.	4,823	66,606
Veris Residential, Inc.	7,557	101,188

		4,330,533

Retail REITs — 1.6%
Acadia Realty Trust	8,521	122,021
Agree Realty Corp.	9,094	508,718
Alexander’s, Inc.	191	35,906
Brixmor Property Group, Inc.	30,471	633,492
CBL & Associates Properties, Inc.	2,282	47,306
Federal Realty Investment Trust	8,157	743,837
Getty Realty Corp.	4,495	119,657
InvenTrust Properties Corp.	7,221	181,247
Kimco Realty Corp.	60,989	1,094,143
Kite Realty Group Trust	21,336	454,883
Macerich Co.	22,347	217,213
NETSTREIT Corp.	6,767	96,430
NNN REIT, Inc.	18,328	665,856
Phillips Edison & Co., Inc.	11,534	407,265
Regency Centers Corp.	18,116	1,091,670
Retail Opportunity Investments Corp.	11,995	140,821
RPT Realty	8,844	95,427
Saul Centers, Inc.	1,202	41,793
SITE Centers Corp.	19,203	223,907
Spirit Realty Capital, Inc.	14,109	507,783
Tanger Factory Outlet Centers, Inc.	9,981	225,072
Urban Edge Properties	11,849	187,925
Whitestone REIT	3,929	39,094

		7,881,466

Semiconductors & Semiconductor Equipment — 2.2%
ACM Research, Inc., Class A(a)	5,153	70,081
Aehr Test Systems(a)(b)	2,652	62,481
Allegro MicroSystems, Inc.(a)	7,259	188,444
Alpha & Omega Semiconductor Ltd.(a)	2,348	55,694
Ambarella, Inc.(a)	3,697	166,328
Amkor Technology, Inc.	9,962	207,807
Atomera, Inc.(a)(b)	1,787	11,437
Axcelis Technologies, Inc.(a)	3,269	416,797
CEVA, Inc.(a)	1,900	32,623
Cirrus Logic, Inc.(a)	5,649	378,087
Cohu, Inc.(a)	4,803	144,762
Credo Technology Group Holding Ltd.(a)	9,568	136,057
Diodes, Inc.(a)	4,408	286,873
Entegris, Inc.	14,852	1,307,570
FormFactor, Inc.(a)(b)	7,580	256,810

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd.(a)	2,461	$59,704
Impinj, Inc.(a)	2,276	147,052
indie Semiconductor, Inc., Class A(a)	12,385	60,563
inTEST Corp.(a)	985	12,736
Kulicke & Soffa Industries, Inc.	5,432	226,025
Lattice Semiconductor Corp.(a)	13,561	754,127
MACOM Technology Solutions Holdings, Inc., Class H(a)	5,452	384,584
Maxeon Solar Technologies Ltd.(a)(b)	3,553	22,171
MaxLinear, Inc.(a)	7,643	116,174
MKS Instruments, Inc.	6,541	429,482
Navitas Semiconductor Corp.(a)	11,057	57,939
NVE Corp.	444	30,192
Onto Innovation, Inc.(a)	4,871	547,354
PDF Solutions, Inc.(a)	3,020	80,121
Photronics, Inc.(a)	6,524	119,781
Power Integrations, Inc.	5,654	391,992
Qorvo, Inc.(a)	9,654	843,953
Rambus, Inc.(a)	10,885	591,382
Semtech Corp.(a)	6,195	86,482
Silicon Laboratories, Inc.(a)	3,186	293,685
SiTime Corp.(a)(b)	1,674	167,065
SkyWater Technology, Inc.(a)	2,527	12,458
SMART Global Holdings, Inc.(a)	4,451	60,979
Synaptics, Inc.(a)	3,848	321,924
Transphorm, Inc.(a)	1,700	4,437
Ultra Clean Holdings, Inc.(a)	4,478	106,845
Universal Display Corp.	4,720	656,930
Veeco Instruments, Inc.(a)(b)	4,939	118,240
Wolfspeed, Inc.(a)(b)	12,556	424,895

		10,851,123

Software — 5.8%
8x8, Inc.(a)	10,183	24,236
A10 Networks, Inc.	6,687	72,688
ACI Worldwide, Inc.(a)	10,461	213,091
Adeia, Inc.	10,511	88,608
Agilysys, Inc.(a)	1,927	165,317
Alarm.com Holdings, Inc.(a)	4,567	233,511
Alkami Technology, Inc.(a)(b)	4,217	75,695
Altair Engineering, Inc., Class A(a)(b)	5,417	336,504
Alteryx, Inc., Class A(a)	6,038	193,276
American Software, Inc., Class A	2,858	31,352
Amplitude, Inc., Class A(a)	6,540	65,138
Appfolio, Inc., Class A(a)	1,937	363,323
Appian Corp., Class A(a)	4,217	166,403
Applied Digital Corp.(a)(b)	6,189	30,202
AppLovin Corp., Class A(a)(b)	21,018	765,896
Asana, Inc., Class A(a)	7,781	143,715
Aspen Technology, Inc.(a)	2,747	488,279
Aurora Innovation, Inc., Class A(a)	32,350	56,612
AvePoint, Inc., Class A(a)(b)	15,977	119,668
Bentley Systems, Inc., Class B	19,260	936,806
Bill Holdings, Inc.(a)	10,252	935,905
Bit Digital, Inc.(a)	6,989	14,677
Blackbaud, Inc.(a)	4,251	278,015
Blackline, Inc.(a)	5,460	268,086
Box, Inc., Class A(a)	14,073	349,855
Braze, Inc., Class A(a)	5,328	226,866
C3.ai, Inc., Class A(a)(b)	6,256	152,646
CCC Intelligent Solutions Holdings, Inc.(a)	20,524	221,043
Cerence, Inc.(a)	3,942	60,352

19

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cipher Mining, Inc.(a)(b)	6,457	$21,502
Cleanspark, Inc.(a)	12,113	49,663
Clear Secure, Inc., Class A	8,116	136,511
CommVault Systems, Inc.(a)	4,366	285,318
Confluent, Inc., Class A(a)(b)	18,379	531,337
Consensus Cloud Solutions, Inc.(a)	2,134	46,073
CoreCard Corp.(a)	736	15,728
Couchbase, Inc.(a)	3,209	49,932
CS Disco, Inc.(a)	1,938	10,872
Digimarc Corp.(a)	1,602	41,556
Digital Turbine, Inc.(a)(b)	9,970	47,258
Dolby Laboratories, Inc., Class A	5,930	479,974
Domo, Inc., Class B(a)	2,863	23,362
DoubleVerify Holdings, Inc.(a)	12,620	351,215
Dropbox, Inc., Class A(a)	25,351	666,731
Dynatrace, Inc.(a)	24,030	1,074,381
E2open Parent Holdings, Inc., Class A(a)	16,923	48,907
Ebix, Inc.	2,248	13,690
eGain Corp.(a)	1,349	8,121
Elastic NV(a)(b)	7,862	589,964
Enfusion, Inc., Class A(a)	4,378	36,337
EngageSmart, Inc.(a)	5,165	116,987
Envestnet, Inc.(a)	4,541	168,017
Everbridge, Inc.(a)	4,142	85,367
EverCommerce, Inc.(a)	2,329	22,312
Expensify, Inc., Class A(a)	5,465	14,592
Five9, Inc.(a)	7,144	413,423
Freshworks, Inc., Class A(a)	15,719	281,999
Gen Digital, Inc.	56,216	936,559
Gitlab, Inc., Class A(a)	8,803	380,994
Guidewire Software, Inc.(a)(b)	8,137	733,388
HashiCorp, Inc., Class A(a)	9,507	187,193
Informatica, Inc., Class A(a)(b)	4,085	78,350
Instructure Holdings, Inc.(a)	2,095	51,600
Intapp, Inc.(a)	2,109	72,128
InterDigital, Inc.	2,737	205,959
Jamf Holding Corp.(a)(b)	6,712	107,795
Kaltura, Inc.(a)	8,322	14,314
LivePerson, Inc.(a)	5,836	15,407
LiveRamp Holdings, Inc.(a)	6,272	173,484
LiveVox Holdings, Inc., Class A(a)	4,247	15,332
Manhattan Associates, Inc.(a)	6,147	1,198,542
Marathon Digital Holdings, Inc.(a)(b)	18,001	158,589
Matterport, Inc., Class A(a)(b)	24,608	50,200
MeridianLink, Inc.(a)	2,528	41,510
MicroStrategy, Inc., Class A(a)(b)	1,106	468,269
Mitek Systems, Inc.(a)	3,619	38,651
Model N, Inc.(a)	3,818	92,014
N-able, Inc.(a)	6,856	88,854
nCino, Inc.(a)(b)	7,118	200,016
NCR Voyix Corp.(a)	12,995	198,694
New Relic, Inc.(a)	5,503	476,945
NextNav, Inc.(a)	5,645	26,306
Nutanix, Inc., Class A(a)	23,003	832,479
Olo, Inc., Class A(a)	9,917	50,676
ON24, Inc.	3,909	24,040
OneSpan, Inc.(a)	4,842	38,252
PagerDuty, Inc.(a)	8,777	177,032
Pegasystems, Inc.	4,261	182,115
PowerSchool Holdings, Inc., Class A(a)(b)	5,637	112,289
Procore Technologies, Inc.(a)(b)	7,896	482,367
Progress Software Corp.	4,185	215,025

Security	Shares	Value

Software (continued)
PROS Holdings, Inc.(a)(b)	4,678	$145,720
PTC, Inc.(a)	11,415	1,602,894
Q2 Holdings, Inc.(a)(b)	5,875	176,426
Qualys, Inc.(a)(b)	3,639	556,585
Rapid7, Inc.(a)(b)	5,850	271,966
Red Violet, Inc.(a)	922	18,246
Rimini Street, Inc.(a)	5,015	10,883
RingCentral, Inc., Class A(a)	8,595	228,455
Riot Platforms, Inc.(a)(b)	16,544	161,800
Sapiens International Corp. NV	2,809	71,629
SEMrush Holdings, Inc., Class A(a)	3,194	25,808
SentinelOne, Inc., Class A(a)	23,112	361,241
Smartsheet, Inc., Class A(a)	12,757	504,412
SolarWinds Corp.(a)	4,532	41,740
SoundHound AI, Inc., Class A(a)(b)	13,148	20,905
SoundThinking, Inc.(a)	960	14,486
Sprinklr, Inc., Class A(a)(b)	9,823	133,495
Sprout Social, Inc., Class A(a)(b)	4,740	205,147
SPS Commerce, Inc.(a)	3,632	582,355
Tenable Holdings, Inc.(a)	11,251	473,780
Teradata Corp.(a)	9,981	426,388
Terawulf, Inc.(a)(b)	14,053	15,599
UiPath, Inc., Class A(a)(b)	37,105	576,241
Varonis Systems, Inc.(a)	10,570	355,575
Verint Systems, Inc.(a)	6,043	113,669
Veritone, Inc.(a)(b)	1,635	4,104
Viant Technology, Inc., Class A(a)	704	3,795
Weave Communications, Inc.(a)	3,631	25,998
Workiva, Inc., Class A(a)	4,871	424,215
Xperi, Inc.(a)	3,506	29,766
Yext, Inc.(a)	9,760	58,853
Zeta Global Holdings Corp., Class A(a)	13,975	109,005
Zuora, Inc., Class A(a)	11,892	88,120

		28,673,563

Specialized REITs — 0.9%
CubeSmart	22,377	762,832
EPR Properties	7,264	310,173
Farmland Partners, Inc.	4,302	44,827
Four Corners Property Trust, Inc.	8,892	189,399
Gaming and Leisure Properties, Inc.	25,224	1,144,917
Gladstone Land Corp.	3,048	41,636
Lamar Advertising Co., Class A(b)	8,600	707,522
National Storage Affiliates Trust	7,894	225,137
Outfront Media, Inc.	13,951	136,162
PotlatchDeltic Corp.	7,830	335,515
Rayonier, Inc.	14,624	369,110
Safehold, Inc.(b)	4,524	73,605
Uniti Group, Inc.	24,006	110,428

		4,451,263

Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(a)	2,137	16,049
Aaron’s Co., Inc.	3,788	28,069
Abercrombie & Fitch Co., Class A(a)	4,726	287,435
Academy Sports & Outdoors, Inc.	7,445	333,834
Advance Auto Parts, Inc.	6,001	312,232
American Eagle Outfitters, Inc.	18,537	323,841
America’s Car-Mart, Inc.(a)(b)	542	36,303
Arko Corp.	8,041	60,710
Asbury Automotive Group, Inc.(a)	2,036	389,629
AutoNation, Inc.(a)(b)	2,902	377,492
BARK, Inc.(a)(b)	11,542	12,350
Bath & Body Works, Inc.	23,037	683,047

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Big 5 Sporting Goods Corp.	1,833	$12,941
Boot Barn Holdings, Inc.(a)	2,953	205,233
Buckle, Inc.	3,253	109,854
Build-A-Bear Workshop, Inc.	1,166	28,917
Caleres, Inc.	3,648	93,316
Camping World Holdings, Inc., Class A	4,296	71,958
CarParts.com, Inc.(a)	4,235	11,985
Carvana Co., Class A(a)	9,596	259,092
Cato Corp., Class A	1,422	10,139
Chico’s FAS, Inc.(a)	13,039	97,532
Children’s Place, Inc.(a)(b)	1,106	30,271
Designer Brands, Inc., Class A(b)	5,725	57,880
Destination XL Group, Inc.(a)	5,308	22,081
Dick’s Sporting Goods, Inc.	6,087	651,005
Duluth Holdings, Inc., Class B(a)	688	3,461
Envela Corp.(a)(b)	2,768	10,851
EVgo, Inc., Class A(a)(b)	10,220	21,104
Five Below, Inc.(a)(b)	5,393	938,274
Floor & Decor Holdings, Inc., Class A(a)(b)	10,426	859,102
Foot Locker, Inc.	8,664	181,857
GameStop Corp., Class A(a)(b)	26,780	368,761
Gap, Inc.	18,801	240,653
Genesco, Inc.(a)	1,083	29,685
Group 1 Automotive, Inc.	1,358	342,664
GrowGeneration Corp.(a)(b)	4,901	9,998
Guess?, Inc.	2,552	54,868
Haverty Furniture Cos., Inc.	1,178	30,687
Hibbett, Inc.	1,169	53,856
J Jill, Inc.(a)	721	20,657
Lands’ End, Inc.(a)(b)	1,371	8,610
Lazydays Holdings, Inc.(a)(b)	1,336	8,430
Leslie’s, Inc.(a)	19,740	97,516
Lithia Motors, Inc.	2,717	658,085
MarineMax, Inc.(a)	2,294	62,810
Monro, Inc.	3,350	83,147
Murphy USA, Inc.	1,971	714,862
National Vision Holdings, Inc.(a)	7,686	119,440
ODP Corp.(a)(b)	3,135	140,824
OneWater Marine, Inc., Class A(a)	945	21,385
Overstock.com, Inc.(a)(b)	5,155	80,418
Penske Automotive Group, Inc.(b)	2,044	292,456
Petco Health & Wellness Co., Inc.(a)(b)	7,307	25,282
PetMed Express, Inc.	1,754	12,085
Rent the Runway, Inc., Class A(a)(b)	4,623	2,482
Revolve Group, Inc., Class A(a)(b)	3,606	49,582
RH(a)	1,723	375,545
Sally Beauty Holdings, Inc.(a)	11,008	93,568
Shoe Carnival, Inc.	2,141	48,986
Signet Jewelers Ltd.	4,384	306,135
Sleep Number Corp.(a)	2,517	40,952
Sonic Automotive, Inc., Class A	1,540	73,689
Sportsman’s Warehouse Holdings, Inc.(a)	3,501	17,820
Stitch Fix, Inc., Class A(a)(b)	7,148	23,445
ThredUp, Inc., Class A(a)	5,918	19,056
Tile Shop Holdings, Inc.(a)	3,955	21,713
Tilly’s, Inc., Class A(a)	1,735	14,053
Torrid Holdings, Inc.(a)(b)	1,152	2,684
Upbound Group, Inc.	5,531	144,138
Urban Outfitters, Inc.(a)	6,477	224,234
Valvoline, Inc.	16,410	486,885
Victoria’s Secret & Co.(a)	7,528	134,601
Warby Parker, Inc., Class A(a)(b)	8,201	106,449

Security	Shares	Value

Specialty Retail (continued)
Wayfair, Inc., Class A(a)	8,263	$352,086
Williams-Sonoma, Inc.	6,356	954,925
Winmark Corp.	259	104,460
Zumiez, Inc.(a)	1,465	24,070

		13,636,581

Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology, Inc.(a)	3,588	96,948
CompoSecure, Inc., Class A(a)(b)	2,066	12,458
Corsair Gaming, Inc.(a)	3,296	42,156
CPI Card Group, Inc.(a)	570	9,434
Eastman Kodak Co.(a)	5,301	19,720
Immersion Corp.	3,919	25,042
Intevac, Inc.(a)	3,753	12,047
IonQ, Inc.(a)(b)	16,323	157,354
Pure Storage, Inc., Class A(a)	28,114	950,534
Super Micro Computer, Inc.(a)(b)	4,567	1,093,659
Turtle Beach Corp.(a)	1,439	11,872
Xerox Holdings Corp.	11,636	149,406

		2,580,630

Textiles, Apparel & Luxury Goods — 1.5%
Allbirds, Inc., Class A(a)(b)	7,995	6,914
Capri Holdings Ltd.(a)	11,344	580,586
Carter’s, Inc.	3,713	249,365
Columbia Sportswear Co.	3,572	263,614
Crocs, Inc.(a)	6,022	537,885
Deckers Outdoor Corp.(a)	2,597	1,550,565
Figs, Inc., Class A(a)	12,738	70,186
Fossil Group, Inc.(a)	3,602	5,619
G-III Apparel Group Ltd.(a)	4,348	111,091
Hanesbrands, Inc.	33,948	142,242
Kontoor Brands, Inc.	5,531	256,915
Movado Group, Inc.	1,443	40,202
Oxford Industries, Inc.	1,449	122,296
PVH Corp.	6,222	462,606
Ralph Lauren Corp., Class A	3,974	447,194
Rocky Brands, Inc.	446	5,477
Skechers USA, Inc., Class A(a)	13,124	632,839
Steven Madden Ltd.	7,552	247,630
Tapestry, Inc.	23,869	657,830
Under Armour, Inc., Class A(a)	18,921	129,609
Under Armour, Inc., Class C(a)	20,161	129,635
Vera Bradley, Inc.(a)	2,876	21,052
VF Corp.	35,534	523,416
Wolverine World Wide, Inc.	8,756	70,486

		7,265,254

Tobacco — 0.1%
Turning Point Brands, Inc.	1,818	36,451
Universal Corp.	2,513	113,085
Vector Group Ltd.	14,122	145,174

		294,710

Trading Companies & Distributors — 1.6%
Air Lease Corp., Class A	10,016	346,854
Alta Equipment Group, Inc., Class A	1,616	14,851
Applied Industrial Technologies, Inc.	3,847	590,553
Beacon Roofing Supply, Inc.(a)	5,329	379,265
BlueLinx Holdings, Inc.(a)	972	69,119
Boise Cascade Co.	3,920	367,500
Core & Main, Inc., Class A(a)(b)	10,897	327,782
Custom Truck One Source, Inc.(a)	5,253	30,310
Distribution Solutions Group, Inc.(a)	1,176	35,456
DXP Enterprises, Inc.(a)	1,267	41,304

21

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
EVI Industries, Inc.(b)	632	$16,261
FTAI Aviation Ltd.	10,082	379,184
GATX Corp.	3,446	360,383
Global Industrial Co.	1,521	48,596
GMS, Inc.(a)	3,952	231,113
H&E Equipment Services, Inc.	3,083	125,540
Herc Holdings, Inc.	2,731	291,643
Hudson Technologies, Inc.(a)(b)	5,002	64,426
Karat Packaging, Inc.	226	4,662
McGrath RentCorp.	2,330	234,398
MRC Global, Inc.(a)	8,823	92,730
MSC Industrial Direct Co., Inc., Class A	4,556	431,681
NOW, Inc.(a)	10,893	120,041
Rush Enterprises, Inc., Class A	6,144	218,604
Rush Enterprises, Inc., Class B	753	30,451
SiteOne Landscape Supply, Inc.(a)(b)	4,402	606,464
Textainer Group Holdings Ltd.	4,202	206,402
Titan Machinery, Inc.(a)	2,390	59,368
Transcat, Inc.(a)	774	69,675
Veritiv Corp.	1,325	224,468
Watsco, Inc.	3,331	1,162,153
WESCO International, Inc.	4,389	562,670
Willis Lease Finance Corp.(a)	327	14,610
Xometry, Inc., Class A(a)	3,013	43,839

		7,802,356

Water Utilities — 0.4%
American States Water Co.	3,592	280,356
Artesian Resources Corp., Class A	747	29,357
Cadiz, Inc.(a)(b)	3,791	11,487
California Water Service Group	5,570	271,148
Consolidated Water Co. Ltd.	1,279	37,756
Essential Utilities, Inc.	24,053	804,813
Global Water Resources, Inc.	1,533	16,142
Middlesex Water Co.	1,752	111,304
Pure Cycle Corp.(a)	2,457	23,489
SJW Group	3,041	190,002
York Water Co.	1,248	45,015

		1,820,869

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	7,391	77,606
Shenandoah Telecommunications Co.	5,045	119,365
Spok Holdings, Inc.	1,706	25,436
Telephone and Data Systems, Inc.	9,705	176,534

		398,941

Total Common Stocks — 99.4% (Cost: $483,748,718)		491,176,082

Investment Companies

Equity Funds(e) — 0.4%
iShares Russell 2000 ETF(b)	7,187	1,182,405
iShares Russell Mid-Cap ETF	9,840	647,374

		1,829,779

Total Investment Companies — 0.4% (Cost: $1,881,699)		1,829,779

Security	Shares	Value

Rights

Biotechnology(c) — 0.0%
Aduro Biotech, Inc., CVR	658	$1,671
Chinook Therapeutics, CVR	5,455	2,346
GTx, Inc., CVR(b)	23	23

		4,040

Specialty Retail — 0.0%
Lazydays Holdings, Inc., (Expires 11/21/23, Strike Price USD 6.40)(b)	1,336	—

Total Rights — 0.0% (Cost: $2,174)		4,040

Total Long-Term Investments — 99.8% (Cost: $485,632,591)		493,009,901

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	44,569,472	44,587,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	1,332,243	1,332,243

Total Short-Term Securities — 9.3% (Cost: $45,911,157)		45,919,543

Total Investments — 109.1% (Cost: $531,543,748)		538,929,444

Liabilities in Excess of Other Assets — (9.1)%		(44,821,876)

Net Assets — 100.0%		$494,107,568

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,867, representing less than 0.05% of its net assets as of period end, and an original cost of $50,126.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$51,526,703	$—	$(6,944,222	)(a)	$260	$4,559	$44,587,300	44,569,472	$118,740	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,953,744	—	(621,501	)(a)	—	—	1,332,243	1,332,243	51,927		—
iShares Russell 2000 ETF	5,618,128	9,493,105	(13,234,491)		(209,992)	(484,345)	1,182,405	7,187	17,900		—
iShares Russell Mid-Cap ETF	3,679,661	6,991,486	(9,673,633)		(88,385)	(261,755)	647,374	9,840	11,823		—

					$(298,117)	$(741,541)	$47,749,322		$200,390		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	7	12/15/23	$584	$(30,304)
S&P Mid 400 E-Mini Index	2	12/15/23	475	(13,041)

				$(43,345)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

23

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,690,143	$—	$—	$8,690,143
Air Freight & Logistics	1,110,428	—	—	1,110,428
Automobile Components	5,406,467	—	—	5,406,467
Automobiles	1,088,342	—	—	1,088,342
Banks	28,867,208	—	—	28,867,208
Beverages	1,943,464	—	—	1,943,464
Biotechnology	20,561,897	—	—	20,561,897
Broadline Retail	1,370,916	—	—	1,370,916
Building Products	13,249,497	—	—	13,249,497
Capital Markets	14,154,176	—	—	14,154,176
Chemicals	8,371,398	—	—	8,371,398
Commercial Services & Supplies	6,087,844	—	—	6,087,844
Communications Equipment	4,146,610	—	—	4,146,610
Construction & Engineering	7,391,545	—	—	7,391,545
Construction Materials	1,250,209	—	—	1,250,209
Consumer Finance	3,860,422	—	—	3,860,422
Consumer Staples Distribution & Retail	6,080,640	—	—	6,080,640
Containers & Packaging	8,623,705	7,617	—	8,631,322
Distributors	1,212,727	—	—	1,212,727
Diversified Consumer Services	4,890,582	—	—	4,890,582
Diversified REITs	1,317,183	—	—	1,317,183
Diversified Telecommunication Services	1,855,383	—	—	1,855,383
Electric Utilities	4,800,526	—	—	4,800,526
Electrical Equipment	9,270,863	—	—	9,270,863
Electronic Equipment, Instruments & Components	11,197,936	—	—	11,197,936
Energy Equipment & Services	7,848,778	—	—	7,848,778
Entertainment	2,522,615	—	—	2,522,615
Financial Services	10,809,607	—	—	10,809,607
Food Products	5,252,942	—	—	5,252,942
Gas Utilities	2,881,826	—	—	2,881,826
Ground Transportation	5,960,369	—	—	5,960,369
Health Care Equipment & Supplies	10,864,452	—	—	10,864,452
Health Care Providers & Services	11,394,949	—	—	11,394,949
Health Care REITs	2,960,446	—	—	2,960,446
Health Care Technology	1,755,859	—	—	1,755,859
Hotel & Resort REITs	3,177,554	—	—	3,177,554
Hotels, Restaurants & Leisure	13,080,069	—	—	13,080,069
Household Durables	9,399,655	—	—	9,399,655
Household Products	1,160,771	—	—	1,160,771
Independent Power and Renewable Electricity Producers	2,264,611	—	—	2,264,611
Industrial Conglomerates	43,456	—	—	43,456
Industrial REITs	4,394,592	—	—	4,394,592
Insurance	17,671,409	—	—	17,671,409
Interactive Media & Services	2,377,717	—	—	2,377,717
IT Services	3,336,424	—	—	3,336,424
Leisure Products	3,627,418	—	—	3,627,418
Life Sciences Tools & Services	5,905,334	—	—	5,905,334
Machinery	20,140,015	—	—	20,140,015
Marine Transportation	1,023,538	—	—	1,023,538
Media	5,671,521	—	—	5,671,521
Metals & Mining	8,590,560	—	—	8,590,560
Mortgage Real Estate Investment Trusts (REITs)	4,652,275	—	—	4,652,275
Multi-Utilities	1,961,941	—	—	1,961,941
Office REITs	3,389,501	—	—	3,389,501
Oil, Gas & Consumable Fuels	22,224,228	—	—	22,224,228
Paper & Forest Products	553,320	—	—	553,320
Passenger Airlines	1,890,324	—	—	1,890,324

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Personal Care Products	$2,302,777	$—	$—	$2,302,777
Pharmaceuticals	5,976,352	8,867	—	5,985,219
Professional Services	14,310,015	—	—	14,310,015
Real Estate Management & Development	2,994,978	—	—	2,994,978
Residential REITs	4,330,533	—	—	4,330,533
Retail REITs	7,881,466	—	—	7,881,466
Semiconductors & Semiconductor Equipment	10,851,123	—	—	10,851,123
Software	28,673,563	—	—	28,673,563
Specialized REITs	4,451,263	—	—	4,451,263
Specialty Retail	13,636,581	—	—	13,636,581
Technology Hardware, Storage & Peripherals	2,580,630	—	—	2,580,630
Textiles, Apparel & Luxury Goods	7,265,254	—	—	7,265,254
Tobacco	294,710	—	—	294,710
Trading Companies & Distributors	7,802,356	—	—	7,802,356
Water Utilities	1,820,869	—	—	1,820,869
Wireless Telecommunication Services	398,941	—	—	398,941
Investment Companies	1,829,779	—	—	1,829,779
Rights	—	—	4,040	4,040
Short-Term Securities
Money Market Funds	45,919,543	—	—	45,919,543

	$538,908,920	$16,484	$4,040	$538,929,444

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(43,345)	$—	$—	$(43,345)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPI	Consumer Price Index

CVR	Contingent Value Right

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

25